UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

September 30, 2010

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 1.9%
Boeing Co. (The)	1,983	$ 131,949
Lockheed Martin Corp.	57	4,063
Raytheon Co.	1,754	80,175
United Technologies Corp.	1,647	117,316
		333,503
AIR FREIGHT & LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	3,918	261,291
AUTO COMPONENTS — 0.9%
TRW Automotive Holdings Corp.(1)	3,508	145,792
AUTOMOBILES — 1.1%
Ford Motor Co.(1)	15,481	189,487
BEVERAGES — 2.6%
Coca-Cola Co. (The)	2,375	138,985
Coca-Cola Enterprises, Inc.	5,330	165,230
Dr Pepper Snapple Group, Inc.	3,375	119,880
PepsiCo, Inc.	266	17,673
		441,768
BIOTECHNOLOGY — 1.9%
Amgen, Inc.(1)	527	29,043
Biogen Idec, Inc.(1)	1,511	84,797
Celgene Corp.(1)	640	36,870
Gilead Sciences, Inc.(1)	4,686	166,869
		317,579
CHEMICALS — 3.7%
Cytec Industries, Inc.	2,414	136,101
E.I. du Pont de Nemours & Co.	784	34,982
Eastman Chemical Co.	821	60,754
Lubrizol Corp.	1,433	151,855
PPG Industries, Inc.	1,831	133,297
Scotts Miracle-Gro Co. (The), Class A	2,320	120,014
		637,003
COMMERCIAL BANKS — 0.4%
Fifth Third Bancorp.	553	6,653
PNC Financial Services Group, Inc.	73	3,789
SunTrust Banks, Inc.	965	24,926
Wells Fargo & Co.	1,653	41,540
		76,908
COMMUNICATIONS EQUIPMENT — 2.9%
Aruba Networks, Inc.(1)	1,759	37,537
Cisco Systems, Inc.(1)	8,629	188,975
F5 Networks, Inc.(1)	702	72,875
QUALCOMM, Inc.	881	39,751
Research In Motion Ltd.(1)	741	36,079
Riverbed Technology, Inc.(1)	2,660	121,243
		496,460
COMPUTERS & PERIPHERALS — 8.2%
Apple, Inc.(1)	3,188	904,595
EMC Corp.(1)	3,907	79,351

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Hewlett-Packard Co.	2,569	$ 108,078
NetApp, Inc.(1)	3,580	178,248
SanDisk Corp.(1)	3,559	130,438
		1,400,710
CONSUMER FINANCE — 0.4%
AmeriCredit Corp.(1)	2,717	66,458
DIVERSIFIED CONSUMER SERVICES — 0.4%
ITT Educational Services, Inc.(1)	1,042	73,221
DIVERSIFIED FINANCIAL SERVICES — 0.5%
JPMorgan Chase & Co.	2,280	86,800
ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	4,381	230,703
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Tyco Electronics Ltd.	4,467	130,526
ENERGY EQUIPMENT & SERVICES — 1.1%
Oil States International, Inc.(1)	598	27,837
Schlumberger Ltd.	1,604	98,823
Weatherford International Ltd.(1)	3,814	65,219
		191,879
FOOD & STAPLES RETAILING — 1.0%
Wal-Mart Stores, Inc.	3,070	164,306
FOOD PRODUCTS — 1.3%
Hershey Co. (The)	2,891	137,583
Tyson Foods, Inc., Class A	5,055	80,981
		218,564
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Alcon, Inc.	842	140,437
Covidien plc	329	13,223
Hill-Rom Holdings, Inc.	1,027	36,859
Intuitive Surgical, Inc.(1)	475	134,777
Sirona Dental Systems, Inc.(1)	3,587	129,275
		454,571
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Cardinal Health, Inc.	2,100	69,384
Express Scripts, Inc.(1)	4,303	209,556
Humana, Inc.(1)	2,103	105,655
Magellan Health Services, Inc.(1)	1,896	89,567
Medco Health Solutions, Inc.(1)	1,623	84,493
		558,655
HEALTH CARE TECHNOLOGY(2)
SXC Health Solutions Corp. (NASDAQ)(1)	34	1,240
HOTELS, RESTAURANTS & LEISURE — 2.9%
Chipotle Mexican Grill, Inc.(1)	501	86,172
Marriott International, Inc., Class A	1,343	48,120
McDonald's Corp.	987	73,541
Starbucks Corp.	7,629	195,150
Wynn Resorts Ltd.	1,098	95,273
		498,256
HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	1,539	118,287
Kimberly-Clark Corp.	1,873	121,839

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Procter & Gamble Co. (The)	1,058	$ 63,448
		303,574
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	3,510	304,352
INSURANCE — 0.7%
Aflac, Inc.	2,259	116,813
INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc.(1)	1,536	241,244
Netflix, Inc.(1)	1,137	184,376
		425,620
INTERNET SOFTWARE & SERVICES — 2.9%
Google, Inc., Class A(1)	939	493,717
IT SERVICES — 5.9%
Accenture plc, Class A	2,807	119,269
Cognizant Technology Solutions Corp., Class A(1)	1,099	70,853
International Business Machines Corp.	4,871	653,396
NeuStar, Inc., Class A(1)	287	7,135
VeriFone Systems, Inc.(1)	4,530	140,747
Western Union Co. (The)	1,524	26,929
		1,018,329
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	2,191	142,634
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Illumina, Inc.(1)	2,875	141,450
MACHINERY — 5.8%
Caterpillar, Inc.	1,786	140,523
Cummins, Inc.	1,136	102,899
Deere & Co.	765	53,382
Eaton Corp.	779	64,260
Nordson Corp.	683	50,330
Oshkosh Corp.(1)	2,535	69,713
PACCAR, Inc.	1,801	86,718
Pall Corp.	2,916	121,422
Timken Co.	4,456	170,932
Toro Co. (The)	2,467	138,719
		998,898
MEDIA — 1.3%
DirecTV, Class A(1)	5,544	230,797
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	994	84,878
Walter Energy, Inc.	695	56,496
		141,374
MULTILINE RETAIL — 1.2%
Dollar Tree, Inc.(1)	3,743	182,509
Target Corp.	457	24,422
		206,931
OIL, GAS & CONSUMABLE FUELS — 6.1%
Chevron Corp.	1,718	139,244
Cimarex Energy Co.	848	56,121
Exxon Mobil Corp.	11,370	702,552
Murphy Oil Corp.	642	39,753

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Occidental Petroleum Corp.	299	$ 23,412
Peabody Energy Corp.	957	46,902
Whiting Petroleum Corp.(1)	452	43,170
		1,051,154
PAPER & FOREST PRODUCTS — 1.3%
Domtar Corp.	2,045	132,066
International Paper Co.	4,175	90,806
		222,872
PERSONAL PRODUCTS — 1.3%
Estee Lauder Cos., Inc. (The), Class A	780	49,320
Herbalife Ltd.	1,438	86,783
Nu Skin Enterprises, Inc., Class A	3,200	92,160
		228,263
PHARMACEUTICALS — 2.9%
Abbott Laboratories	3,528	184,303
Allergan, Inc.	2,801	186,350
Bristol-Myers Squibb Co.	2,263	61,350
Eli Lilly & Co.	1,573	57,462
Johnson & Johnson	76	4,709
		494,174
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Rayonier, Inc.	2,614	131,014
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Atmel Corp.(1)	319	2,539
Broadcom Corp., Class A	5,109	180,808
Intel Corp.	17,523	336,967
Marvell Technology Group Ltd.(1)	5,453	95,482
Micron Technology, Inc.(1)	3,321	23,944
Teradyne, Inc.(1)	13,434	149,655
Texas Instruments, Inc.	5,392	146,339
		935,734
SOFTWARE — 6.7%
Intuit, Inc.(1)	3,994	174,977
Microsoft Corp.	20,994	514,143
Oracle Corp.	10,991	295,108
VMware, Inc., Class A(1)	1,910	162,236
		1,146,464
SPECIALTY RETAIL — 5.1%
Advance Auto Parts, Inc.	2,379	139,600
Home Depot, Inc. (The)	878	27,815
Limited Brands, Inc.	263	7,043
PetSmart, Inc.	4,141	144,935
Ross Stores, Inc.	2,701	147,529
TJX Cos., Inc. (The)	4,091	182,581
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,091	61,057
Williams-Sonoma, Inc.	5,111	162,019
		872,579
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	466	20,019
Deckers Outdoor Corp.(1)	1,836	91,727
Lululemon Athletica, Inc.(1)	514	22,986

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

VF Corp.	354	$ 28,681
		163,413
TOBACCO — 1.5%
Philip Morris International, Inc.	4,548	254,779
TOTAL COMMON STOCKS
(Cost $14,125,036)		17,000,615
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $92,044)	92,044	92,044
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $14,217,080)		17,092,659
OTHER ASSETS AND LIABILITIES — 0.2%		35,117
TOTAL NET ASSETS — 100.0%		$17,127,776

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of September 30, 2010, the valuation inputs used to determine the fair value of the investment securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,269,852
Gross tax appreciation of investments	$ 3,102,616
Gross tax depreciation of investments	(279,809)
Net tax appreciation (depreciation) of investments	$ 2,822,807

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

September 30, 2010

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Boeing Co. (The)	211,877	$ 14,098,295
L-3 Communications Holdings, Inc.	52,196	3,772,205
Raytheon Co.	366,815	16,767,114
		34,637,614
AIR FREIGHT & LOGISTICS — 1.4%
United Parcel Service, Inc., Class B	402,460	26,840,057
AUTO COMPONENTS — 0.9%
TRW Automotive Holdings Corp.(1)	415,490	17,267,764
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	993,718	12,163,108
BEVERAGES — 1.2%
Coca-Cola Co. (The)	113,041	6,615,159
Dr Pepper Snapple Group, Inc.	429,522	15,256,622
PepsiCo, Inc.	14,871	988,029
		22,859,810
BIOTECHNOLOGY — 2.4%
Amgen, Inc.(1)	433,265	23,877,234
Biogen Idec, Inc.(1)	221,130	12,409,816
Cephalon, Inc.(1)	176,260	11,005,674
		47,292,724
CAPITAL MARKETS — 2.2%
Bank of New York Mellon Corp. (The)	252,269	6,591,789
Goldman Sachs Group, Inc. (The)	140,519	20,316,237
Legg Mason, Inc.	526,003	15,943,151
		42,851,177
CHEMICALS — 2.2%
Ashland, Inc.	70,651	3,445,649
Cytec Industries, Inc.	188,775	10,643,135
Lubrizol Corp.	150,118	15,908,004
OM Group, Inc.(1)	105,766	3,185,672
PPG Industries, Inc.	100,069	7,285,023
Valspar Corp.	24,767	788,829
W.R. Grace & Co.(1)	44,349	1,239,111
		42,495,423
COMMERCIAL BANKS — 2.5%
BB&T Corp.	35,748	860,812
Commerce Bancshares, Inc.	11,386	428,000
PNC Financial Services Group, Inc.	52,786	2,740,121
U.S. Bancorp.	262,712	5,679,833
Wells Fargo & Co.	1,539,958	38,699,145
		48,407,911
COMMERCIAL SERVICES & SUPPLIES — 0.1%
R.R. Donnelley & Sons Co.	21,043	356,889
Waste Management, Inc.	18,411	658,009
		1,014,898
COMMUNICATIONS EQUIPMENT — 1.1%
Arris Group, Inc.(1)	158,087	1,544,510
Cisco Systems, Inc.(1)	186,902	4,093,154

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Harris Corp.	256,231	$ 11,348,471
Plantronics, Inc.	76,551	2,585,893
Tellabs, Inc.	183,669	1,368,334
		20,940,362
COMPUTERS & PERIPHERALS — 4.5%
Apple, Inc.(1)	100,994	28,657,047
EMC Corp.(1)	1,991	40,437
Hewlett-Packard Co.	206,192	8,674,497
Lexmark International, Inc., Class A(1)	389,008	17,357,537
SanDisk Corp.(1)	213,352	7,819,351
Seagate Technology plc(1)	1,010,977	11,909,309
Synaptics, Inc.(1)	12,113	340,860
Western Digital Corp.(1)	498,145	14,142,337
		88,941,375
CONSTRUCTION & ENGINEERING — 0.8%
EMCOR Group, Inc.(1)	291,403	7,165,600
Shaw Group, Inc. (The)(1)	128,779	4,321,823
URS Corp.(1)	135,814	5,158,216
		16,645,639
CONSUMER FINANCE — 0.7%
American Express Co.	89,825	3,775,345
AmeriCredit Corp.(1)	189,858	4,643,926
Cash America International, Inc.	159,582	5,585,370
		14,004,641
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.(1)	485,932	1,623,013
DIVERSIFIED CONSUMER SERVICES — 1.1%
Career Education Corp.(1)	139,219	2,989,032
H&R Block, Inc.	19,354	250,634
ITT Educational Services, Inc.(1)	254,005	17,848,932
		21,088,598
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Bank of America Corp.	1,869,069	24,503,495
JPMorgan Chase & Co.	1,124,245	42,800,007
		67,303,502
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	1,623,345	46,427,667
Verizon Communications, Inc.	529,311	17,250,245
		63,677,912
ELECTRIC UTILITIES — 0.7%
Entergy Corp.	34,032	2,604,469
Exelon Corp.	111,241	4,736,642
NextEra Energy, Inc.	116,918	6,359,170
		13,700,281
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Anixter International, Inc.(1)	49,814	2,689,458
Celestica, Inc.(1)	382,289	3,222,696
Tech Data Corp.(1)	10,212	411,544
Tyco Electronics Ltd.	365,815	10,689,114
Vishay Intertechnology, Inc.(1)	78,326	758,196
Vishay Precision Group, Inc.(1)	4,080	63,689
		17,834,697

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.6%
Complete Production Services, Inc.(1)	186,731	$ 3,818,649
National Oilwell Varco, Inc.	275,022	12,230,228
Oil States International, Inc.(1)	144,970	6,748,354
Schlumberger Ltd.	104,667	6,448,534
Transocean Ltd.(1)	24,741	1,590,599
		30,836,364
FOOD & STAPLES RETAILING — 0.9%
Safeway, Inc.	466,756	9,876,557
Wal-Mart Stores, Inc.	136,614	7,311,581
		17,188,138
FOOD PRODUCTS — 3.9%
ConAgra Foods, Inc.	13,576	297,857
Corn Products International, Inc.	239,259	8,972,213
Del Monte Foods Co.	991,013	12,992,180
Dole Food Co., Inc.(1)	214,731	1,964,789
Flowers Foods, Inc.	71,444	1,774,669
Hershey Co. (The)	225,633	10,737,874
Kellogg Co.	183,672	9,277,273
Sara Lee Corp.	1,108,710	14,889,975
Tyson Foods, Inc., Class A	910,232	14,581,917
		75,488,747
GAS UTILITIES — 0.2%
Nicor, Inc.	9,238	423,285
ONEOK, Inc.	85,246	3,839,480
		4,262,765
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Becton, Dickinson & Co.	37,341	2,766,968
Hospira, Inc.(1)	15,461	881,432
STERIS Corp.	86,801	2,883,529
		6,531,929
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	447,225	14,776,314
Health Net, Inc.(1)	247,028	6,716,691
Humana, Inc.(1)	351,967	17,682,822
Magellan Health Services, Inc.(1)	57,900	2,735,196
UnitedHealth Group, Inc.	496,361	17,427,235
		59,338,258
HOTELS, RESTAURANTS & LEISURE — 0.8%
Brinker International, Inc.	15,919	300,232
McDonald's Corp.	31,739	2,364,873
Panera Bread Co., Class A(1)	19,673	1,743,225
Starbucks Corp.	444,993	11,382,921
		15,791,251
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	132,025	2,454,345
HOUSEHOLD PRODUCTS — 2.9%
Colgate-Palmolive Co.	49,500	3,804,570
Energizer Holdings, Inc.(1)	126,828	8,526,646
Kimberly-Clark Corp.	203,293	13,224,210
Procter & Gamble Co. (The)	531,010	31,844,670
		57,400,096

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Mirant Corp.(1)	533,803	$ 5,316,678
NRG Energy, Inc.(1)	243,741	5,074,687
		10,391,365
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	215,346	18,672,652
Carlisle Cos., Inc.	111,936	3,352,483
General Electric Co.	871,921	14,168,716
Seaboard Corp.	73	129,283
		36,323,134
INSURANCE — 5.4%
ACE Ltd.	88,175	5,136,194
Allied World Assurance Co. Holdings Ltd.	199,065	11,265,088
American Financial Group, Inc.	505,493	15,457,976
Arch Capital Group Ltd.(1)	7,396	619,785
Aspen Insurance Holdings Ltd.	112,477	3,405,804
Berkshire Hathaway, Inc., Class B(1)	82,167	6,793,568
Chubb Corp. (The)	99,650	5,679,053
Endurance Specialty Holdings Ltd.	127,517	5,075,177
Horace Mann Educators Corp.	107,258	1,907,047
Loews Corp.	173,630	6,580,577
Principal Financial Group, Inc.	670,125	17,369,640
Prudential Financial, Inc.	349,044	18,911,204
Travelers Cos., Inc. (The)	160,424	8,358,090
		106,559,203
INTERNET SOFTWARE & SERVICES — 1.8%
AOL, Inc.(1)	169,194	4,187,551
EarthLink, Inc.	310,110	2,818,900
Google, Inc., Class A(1)	52,392	27,547,190
		34,553,641
IT SERVICES — 4.2%
Accenture plc, Class A	238,685	10,141,726
Computer Sciences Corp.	323,207	14,867,522
Convergys Corp.(1)	279,941	2,925,383
International Business Machines Corp.	369,667	49,587,131
Western Union Co. (The)	233,591	4,127,553
		81,649,315
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	243,887	15,877,044
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bruker Corp.(1)	342,909	4,811,013
MACHINERY — 2.7%
Briggs & Stratton Corp.	150,539	2,861,747
Caterpillar, Inc.	176,427	13,881,276
Cummins, Inc.	109,397	9,909,180
Deere & Co.	107,567	7,506,025
Oshkosh Corp.(1)	108,521	2,984,328
Timken Co.	425,442	16,319,955
		53,462,511
MEDIA — 2.4%
Comcast Corp., Class A	1,024,771	18,527,860
DirecTV, Class A(1)	61,882	2,576,148

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Gannett Co., Inc.	277	$ 3,388
Liberty Media Corp. - Starz, Series A(1)	20,446	1,326,536
Scholastic Corp.	76,477	2,127,590
Time Warner, Inc.	638,297	19,563,803
Washington Post Co. (The), Class B	6,303	2,517,481
		46,642,806
METALS & MINING — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	312,027	26,643,986
Newmont Mining Corp.	188,965	11,868,892
Reliance Steel & Aluminum Co.	48,863	2,029,280
		40,542,158
MULTILINE RETAIL — 1.6%
Big Lots, Inc.(1)	10,123	336,590
Dillard's, Inc., Class A	47,967	1,133,940
Dollar Tree, Inc.(1)	112,282	5,474,870
Macy's, Inc.	146,389	3,380,122
Target Corp.	405,387	21,663,881
		31,989,403
MULTI-UTILITIES — 1.5%
DTE Energy Co.	206,220	9,471,685
Integrys Energy Group, Inc.	369,955	19,259,857
		28,731,542
OFFICE ELECTRONICS — 0.2%
Xerox Corp.	289,914	3,000,610
OIL, GAS & CONSUMABLE FUELS — 9.3%
Apache Corp.	98,270	9,606,875
Canadian Natural Resources Ltd.	295,708	10,231,497
Chevron Corp.	577,451	46,802,404
Cimarex Energy Co.	71,421	4,726,642
ConocoPhillips	473,316	27,182,538
Exxon Mobil Corp.	974,117	60,190,689
Murphy Oil Corp.	126,640	7,841,549
Occidental Petroleum Corp.	160,803	12,590,875
Sunoco, Inc.	51,333	1,873,654
World Fuel Services Corp.	14,638	380,734
		181,427,457
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	85,119	1,851,338
PHARMACEUTICALS — 6.7%
Abbott Laboratories	266,844	13,939,931
Bristol-Myers Squibb Co.	583,531	15,819,525
Eli Lilly & Co.	640,275	23,389,246
Endo Pharmaceuticals Holdings, Inc.(1)	496,908	16,517,222
Forest Laboratories, Inc.(1)	325,159	10,057,168
Johnson & Johnson	696,608	43,161,832
Merck & Co., Inc.	61,530	2,264,919
Pfizer, Inc.	409,385	7,029,140
		132,178,983
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Equity LifeStyle Properties, Inc.	43,266	2,357,132
Rayonier, Inc.	141,089	7,071,380

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Simon Property Group, Inc.	19,682	$ 1,825,309
		11,253,821
ROAD & RAIL — 0.4%
CSX Corp.	75,806	4,193,588
Norfolk Southern Corp.	69,580	4,140,706
		8,334,294
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Micro Devices, Inc.(1)	366,367	2,604,869
Intel Corp.	1,831,010	35,210,322
LSI Corp.(1)	683,918	3,118,666
Micron Technology, Inc.(1)	1,721,947	12,415,238
Teradyne, Inc.(1)	275,914	3,073,682
Texas Instruments, Inc.	405,118	10,994,903
		67,417,680
SOFTWARE — 3.9%
Intuit, Inc.(1)	446,401	19,556,828
Microsoft Corp.	1,728,150	42,322,393
Oracle Corp.	412,276	11,069,611
Synopsys, Inc.(1)	128,090	3,172,789
		76,121,621
SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	199,631	11,714,347
AutoZone, Inc.(1)	7,771	1,778,860
Gap, Inc. (The)	426,097	7,942,448
Home Depot, Inc. (The)	16,161	511,980
PetSmart, Inc.	49,429	1,730,015
Rent-A-Center, Inc.	165,699	3,708,344
Ross Stores, Inc.	273,617	14,944,961
Williams-Sonoma, Inc.	545,069	17,278,687
		59,609,642
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Jones Apparel Group, Inc.	207,051	4,066,482
TOBACCO — 1.4%
Altria Group, Inc.	103,379	2,483,164
Philip Morris International, Inc.	448,874	25,145,921
		27,629,085
TOTAL COMMON STOCKS
(Cost $1,788,988,275)		1,955,306,547
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	18,547	18,547
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/19, valued at $6,221,114), in a joint trading account at 0.18%, dated 9/30/10, due 10/1/10 (Delivery value $6,100,031)		6,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,118,547)		6,118,547

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,795,106,822)	$1,961,425,094
OTHER ASSETS AND LIABILITIES — (0.1)%	(1,301,157)
TOTAL NET ASSETS — 100.0%	$1,960,123,937

Notes to Schedule of Investments

(1)	Non-income producing.

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,955,306,547	–	–
Temporary Cash Investments	18,547	$6,100,000	–
Total Value of Investment Securities	$1,955,325,094	$6,100,000	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,813,958,508
Gross tax appreciation of investments	$ 230,420,663
Gross tax depreciation of investments	(82,954,077)
Net tax appreciation (depreciation) of investments	$ 147,466,586

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

September 30, 2010

Global Gold – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS & WARRANTS — 99.1%
AUSTRALIA — 4.2%
Andean Resources Ltd.(1)	2,972,900	$ 18,058,728
Centamin Egypt Ltd.(1)	3,440,300	9,429,144
CGA Mining Ltd.(1)	2,379,741	6,337,341
Newcrest Mining Ltd.	317,032	12,155,970
Perseus Mining Ltd.(1)	1,675,200	4,695,577
Sirius Resources NL(1)	166,666	1,772
		50,678,532
CANADA — 67.3%
Agnico-Eagle Mines Ltd.	226,431	16,098,190
Agnico-Eagle Mines Ltd. New York Shares	380,100	26,998,503
Alamos Gold, Inc.	519,400	8,854,384
Anatolia Minerals Development Ltd.(1)	965,300	6,267,085
Aurizon Mines Ltd.(1)	887,400	6,123,569
Barrick Gold Corp.	3,282,412	151,942,851
Bear Creek Mining Corp.(1)	829,800	4,895,409
Canaco Resources, Inc.(1)	3,993,900	13,353,111
Centerra Gold, Inc.	236,600	3,817,242
Clifton Star Resources, Inc.(1)(2)	1,510,800	6,196,497
Detour Gold Corp.(1)	431,001	12,449,558
Dundee Precious Metals, Inc.(1)	194,500	1,190,932
East Asia Minerals Corp.(1)	666,200	3,567,657
Eldorado Gold Corp.	2,672,700	49,406,895
Exeter Resource Corp.(1)	85,900	557,491
Franco-Nevada Corp.	318,800	10,029,698
Gammon Gold, Inc.(1)	371,000	2,585,353
GBS Gold International, Inc.(1)	347,300	1,688
Goldcorp, Inc.	2,495,976	108,436,318
Goldcorp, Inc. New York Shares	78,900	3,433,728
Golden Star Resources Ltd.(1)	1,116,500	5,501,657
Golden Star Resources Ltd. New York Shares(1)	525,000	2,593,500
Great Basin Gold Ltd.(1)	4,995,000	12,136,748
IAMGOLD Corp.	1,938,619	34,329,515
Ivanhoe Mines Ltd.(1)	857,800	20,125,660
Kinross Gold Corp.	1,701,052	31,908,162
Kinross Gold Corp. New York Shares	170,957	3,212,282
Kinross Gold Corp. Warrants(1)	22,869	97,797
Lake Shore Gold Corp.(1)	1,451,515	5,078,680
MAG Silver Corp.(1)	44,600	339,843
Minefinders Corp. Ltd.(1)	224,900	2,196,759
Nevsun Resources Ltd.(1)	1,200,000	5,843,133
New Gold, Inc.(1)	2,477,500	16,614,588
Northgate Minerals Corp.(1)	1,395,400	4,217,800
Osisko Mining Corp.(1)	1,727,700	24,599,869
Pan American Silver Corp.	464,900	13,756,391
Premier Gold Mines Ltd.(1)	744,900	4,104,950
Rainy River Resources Ltd.(1)	559,300	4,647,697
Romarco Minerals, Inc.(1)	2,686,300	5,874,405
San Gold Corp.(1)	1,995,400	6,341,683
Seabridge Gold, Inc.(1)	107,400	3,080,232

Global Gold – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

SEMAFO, Inc.(1)	1,881,200	$ 17,771,663
Silver Standard Resources, Inc.(1)	320,300	6,399,594
Silver Wheaton Corp.(1)	2,680,400	71,432,660
Torex Gold Resources, Inc.(1)	10,286,190	13,996,176
Torex Gold Resources, Inc. Warrants(1)	1,321,547	552,304
Ventana Gold Corp.(1)	1,051,800	10,682,583
Wesdome Gold Mines Ltd.	1,554,400	4,063,890
Yamana Gold, Inc.	2,893,342	32,985,617
Yamana Gold, Inc. New York Shares	424,781	4,842,503
		805,534,500
MEXICO — 0.7%
Fresnillo plc	404,103	7,884,283
PERU — 4.2%
Compania de Minas Buenaventura SA ADR	1,111,200	50,204,016
SOUTH AFRICA — 7.6%
AngloGold Ashanti Ltd.	519,502	24,048,325
AngloGold Ashanti Ltd. ADR	545,076	25,204,314
Gold Fields Ltd.	1,711,210	26,045,688
Harmony Gold Mining Co. Ltd.	1,352,550	15,213,561
		90,511,888
SWEDEN (3)
ScanMining AB(1)	325,900	–
UNITED KINGDOM — 5.0%
African Barrick Gold Ltd.	324,700	3,009,420
Randgold Resources Ltd. ADR	555,600	56,371,176
		59,380,596
UNITED STATES — 10.1%
Coeur d'Alene Mines Corp.(1)	283,359	5,644,511
Hecla Mining Co.(1)	544,200	3,439,344
Newmont Mining Corp.	1,425,714	89,549,096
Royal Gold, Inc.	449,021	22,379,207
		121,012,158
TOTAL COMMON STOCKS & WARRANTS
(Cost $481,842,020)		1,185,205,973
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	100,806	100,806
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/19, valued at $10,606,489), in a joint trading account at 0.18%, dated 9/30/10, due 10/1/10 (Delivery value $10,400,052)		10,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,500,806)		10,500,806
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $492,342,826)		1,195,706,779
OTHER ASSETS AND LIABILITIES(3)		477,156
TOTAL NET ASSETS — 100.0%		$1,196,183,935

Global Gold – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Category is less than 0.05% of total net assets.

Global Gold – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks & Warrants	$420,029,241	$644,164,574	–
Domestic Common Stocks	121,012,158	–	–
Temporary Cash Investments	100,806	10,400,000	–
Total Value of Investment Securities	$541,142,205	$654,564,574	–

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended September 30, 2010 follows:

	June 30, 2010					September 30, 2010
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Clifton Star Resources, Inc. (1)	329,700	$5,049,040	-	-	-	1,510,800	$6,196,497

(1)	Non-income producing.

Global Gold – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

4. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$500,993,150
Gross tax appreciation of investments	$700,297,533
Gross tax depreciation of investments	(5,583,904)
Net tax appreciation (depreciation) of investments	$694,713,629

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

September 30, 2010

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
Cubic Corp.	18,894	$ 770,875
General Dynamics Corp.	14,257	895,482
Honeywell International, Inc.	85,420	3,753,355
Lockheed Martin Corp.	16,189	1,153,952
Northrop Grumman Corp.	285,072	17,283,916
Raytheon Co.	74,317	3,397,030
		27,254,610
AIR FREIGHT & LOGISTICS — 0.9%
FedEx Corp.	3,267	279,329
United Parcel Service, Inc., Class B	217,619	14,513,011
		14,792,340
AUTO COMPONENTS — 0.3%
Goodyear Tire & Rubber Co. (The)(1)	11,769	126,517
TRW Automotive Holdings Corp.(1)	120,245	4,997,382
		5,123,899
AUTOMOBILES — 0.7%
Ford Motor Co.(1)	973,213	11,912,127
BEVERAGES — 1.5%
Coca-Cola Co. (The)	92,815	5,431,534
Coca-Cola Enterprises, Inc.	131,962	4,090,822
Dr Pepper Snapple Group, Inc.	366,446	13,016,162
PepsiCo, Inc.	21,362	1,419,291
		23,957,809
BIOTECHNOLOGY — 2.4%
Amgen, Inc.(1)	425,550	23,452,061
Biogen Idec, Inc.(1)	67,947	3,813,186
Cephalon, Inc.(1)	154,810	9,666,336
Cubist Pharmaceuticals, Inc.(1)	110,285	2,579,566
		39,511,149
CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp. (The)	213,312	5,573,842
BlackRock, Inc.	9,291	1,581,793
Goldman Sachs Group, Inc. (The)	66,877	9,669,077
Investment Technology Group, Inc.(1)	21,619	307,422
Legg Mason, Inc.	460,031	13,943,540
		31,075,674
CHEMICALS — 2.4%
Ashland, Inc.	282,264	13,766,015
Cytec Industries, Inc.	15,352	865,546
E.I. du Pont de Nemours & Co.	406,041	18,117,550
Lubrizol Corp.	9,538	1,010,742
Minerals Technologies, Inc.	24,895	1,466,813
OM Group, Inc.(1)	144,624	4,356,075
		39,582,741
COMMERCIAL BANKS — 2.6%
BB&T Corp.	33,892	816,119
Canadian Imperial Bank of Commerce	1,901	137,708
CapitalSource, Inc.	343,915	1,836,506
Cullen/Frost Bankers, Inc.	9,960	536,545

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Fifth Third Bancorp.	189,722	$ 2,282,356
First Horizon National Corp.(1)	631	7,203
PNC Financial Services Group, Inc.	18,676	969,471
SunTrust Banks, Inc.	19,797	511,356
Toronto-Dominion Bank (The)	109,664	7,924,321
U.S. Bancorp.	520,535	11,253,967
Wells Fargo & Co.	591,699	14,869,396
Westamerica Bancorp.	20,565	1,120,587
		42,265,535
COMMERCIAL SERVICES & SUPPLIES — 0.6%
R.R. Donnelley & Sons Co.	419,570	7,115,907
Republic Services, Inc.	73,371	2,237,082
		9,352,989
COMMUNICATIONS EQUIPMENT — 0.6%
Arris Group, Inc.(1)	208,979	2,041,725
Cisco Systems, Inc.(1)	335,545	7,348,435
Motorola, Inc.(1)	94,279	804,200
		10,194,360
COMPUTERS & PERIPHERALS — 5.4%
Apple, Inc.(1)	100,402	28,489,068
EMC Corp.(1)	238,987	4,853,826
Hewlett-Packard Co.	556,575	23,415,110
Lexmark International, Inc., Class A(1)	54,049	2,411,666
SanDisk Corp.(1)	180,369	6,610,524
Seagate Technology plc(1)	821,848	9,681,369
Synaptics, Inc.(1)	29,463	829,089
Western Digital Corp.(1)	408,579	11,599,558
		87,890,210
CONSTRUCTION & ENGINEERING — 1.1%
EMCOR Group, Inc.(1)	490,002	12,049,149
Shaw Group, Inc. (The)(1)	195,911	6,574,773
		18,623,922
CONSUMER FINANCE — 0.8%
American Express Co.	165,354	6,949,829
AmeriCredit Corp.(1)	227,929	5,575,143
Cash America International, Inc.	12,091	423,185
		12,948,157
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.(1)	340,375	1,136,852
DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc., Class A(1)	6,304	323,711
H&R Block, Inc.	85,320	1,104,894
ITT Educational Services, Inc.(1)	48,549	3,411,538
		4,840,143
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	1,166,476	15,292,500
Citigroup, Inc.(1)	531,030	2,071,017
JPMorgan Chase & Co.	907,297	34,540,797
		51,904,314
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	1,332,412	38,106,983
Qwest Communications International, Inc.	497,603	3,119,971

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	869,383	$ 28,333,192
		69,560,146
ELECTRIC UTILITIES — 1.2%
Entergy Corp.	76,096	5,823,627
Exelon Corp.	126,621	5,391,522
NextEra Energy, Inc.	159,679	8,684,941
		19,900,090
ELECTRICAL EQUIPMENT — 0.4%
Emerson Electric Co.	124,883	6,576,339
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Anixter International, Inc.(1)	50,650	2,734,593
Celestica, Inc.(1)	941,093	7,933,414
Tyco Electronics Ltd.	325,116	9,499,890
		20,167,897
ENERGY EQUIPMENT & SERVICES — 1.0%
Complete Production Services, Inc.(1)	157,477	3,220,405
National Oilwell Varco, Inc.	130,120	5,786,436
Transocean Ltd.(1)	105,145	6,759,772
		15,766,613
FOOD & STAPLES RETAILING — 1.1%
SUPERVALU, INC.	39,603	456,623
Wal-Mart Stores, Inc.	325,949	17,444,790
		17,901,413
FOOD PRODUCTS — 3.0%
ConAgra Foods, Inc.	12,828	281,446
Corn Products International, Inc.	50,034	1,876,275
Del Monte Foods Co.	888,739	11,651,368
Dole Food Co., Inc.(1)	186,566	1,707,079
General Mills, Inc.	120,015	4,385,348
Hershey Co. (The)	63,523	3,023,060
Kraft Foods, Inc., Class A	132,383	4,085,339
Sara Lee Corp.	875,807	11,762,088
Tyson Foods, Inc., Class A	669,573	10,726,560
		49,498,563
GAS UTILITIES — 0.2%
Nicor, Inc.	78,706	3,606,309
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Becton, Dickinson & Co.	204,888	15,182,201
Hill-Rom Holdings, Inc.	161,332	5,790,205
Medtronic, Inc.	157,684	5,295,029
		26,267,435
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	24,264	801,683
Humana, Inc.(1)	264,929	13,310,033
UnitedHealth Group, Inc.	327,494	11,498,314
WellPoint, Inc.(1)	91,859	5,202,894
		30,812,924
HOTELS, RESTAURANTS & LEISURE — 1.3%
McDonald's Corp.	219,281	16,338,627
Starbucks Corp.	114,380	2,925,841
Wyndham Worldwide Corp.	47,105	1,293,974
		20,558,442

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp., Class A	115,405	$ 2,145,379
Blyth, Inc.	6,772	279,277
Garmin Ltd.	35,688	1,083,131
Whirlpool Corp.	83,134	6,730,529
		10,238,316
HOUSEHOLD PRODUCTS — 2.9%
Kimberly-Clark Corp.	267,441	17,397,037
Procter & Gamble Co. (The)	488,828	29,315,015
		46,712,052
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Constellation Energy Group, Inc.	9,236	297,769
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	82,720	7,172,651
Carlisle Cos., Inc.	4,651	139,297
General Electric Co.	1,063,155	17,276,269
		24,588,217
INSURANCE — 5.9%
ACE Ltd.	247,829	14,436,039
Allied World Assurance Co. Holdings Ltd.	61,935	3,504,902
Allstate Corp. (The)	20,801	656,272
American Financial Group, Inc.	409,007	12,507,434
Arch Capital Group Ltd.(1)	21,529	1,804,130
Aspen Insurance Holdings Ltd.	369,571	11,190,610
Berkshire Hathaway, Inc., Class B(1)	76,560	6,329,981
Endurance Specialty Holdings Ltd.	46,672	1,857,546
Horace Mann Educators Corp.	49,536	880,750
Loews Corp.	144,716	5,484,736
MetLife, Inc.	17,570	675,567
Principal Financial Group, Inc.	533,274	13,822,462
Protective Life Corp.	35,140	764,646
Prudential Financial, Inc.	332,630	18,021,893
Sun Life Financial, Inc.	140,106	3,648,360
Transatlantic Holdings, Inc.	12,693	645,058
		96,230,386
INTERNET SOFTWARE & SERVICES — 1.4%
AOL, Inc.(1)	244,547	6,052,538
EarthLink, Inc.	269,339	2,448,292
Google, Inc., Class A(1)	26,494	13,930,280
IAC/InterActiveCorp(1)	23,026	604,893
		23,036,003
IT SERVICES — 4.5%
Accenture plc, Class A	306,978	13,043,495
Acxiom Corp.(1)	59,328	940,942
Automatic Data Processing, Inc.	106,255	4,465,898
Computer Sciences Corp.	169,188	7,782,648
Convergys Corp.(1)	352,628	3,684,963
International Business Machines Corp.	320,375	42,975,102
		72,893,048
MACHINERY — 3.0%
Briggs & Stratton Corp.	92,215	1,753,007
Caterpillar, Inc.	137,860	10,846,825

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Cummins, Inc.	32,088	$ 2,906,531
Eaton Corp.	129,480	10,680,805
Oshkosh Corp.(1)	298,176	8,199,840
Parker-Hannifin Corp.	104,720	7,336,683
Timken Co.	174,114	6,679,013
		48,402,704
MEDIA — 2.2%
Comcast Corp., Class A	687,678	12,433,218
Gannett Co., Inc.	143,664	1,757,011
Scholastic Corp.	73,638	2,048,609
Time Warner, Inc.	585,249	17,937,882
Walt Disney Co. (The)	32,629	1,080,346
		35,257,066
METALS & MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	259,515	22,159,986
Kinross Gold Corp. New York Shares	20,089	377,472
Newmont Mining Corp.	62,826	3,946,101
		26,483,559
MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	57,276	1,904,427
Dillard's, Inc., Class A	132,338	3,128,470
Dollar Tree, Inc.(1)	35,490	1,730,493
Macy's, Inc.	19,684	454,504
Target Corp.	38,535	2,059,310
		9,277,204
MULTI-UTILITIES — 1.5%
Ameren Corp.	12,849	364,912
DTE Energy Co.	198,325	9,109,067
Integrys Energy Group, Inc.	285,626	14,869,690
NiSource, Inc.	50,248	874,315
		25,217,984
OFFICE ELECTRONICS — 0.2%
Xerox Corp.	249,606	2,583,422
OIL, GAS & CONSUMABLE FUELS — 10.0%
Chevron Corp.	502,763	40,748,941
ConocoPhillips	463,556	26,622,021
Exxon Mobil Corp.	824,538	50,948,203
Hess Corp.	66,335	3,921,725
Murphy Oil Corp.	228,340	14,138,813
Occidental Petroleum Corp.	312,938	24,503,046
Williams Cos., Inc. (The)	80,847	1,544,986
		162,427,735
PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	123,516	7,976,663
International Paper Co.	127,320	2,769,210
		10,745,873
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	32,853	2,077,295
PHARMACEUTICALS — 7.1%
Bristol-Myers Squibb Co.	828,503	22,460,716
Eli Lilly & Co.	597,721	21,834,748
Endo Pharmaceuticals Holdings, Inc.(1)	108,069	3,592,214

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Forest Laboratories, Inc.(1)	74,383	$ 2,300,666
Johnson & Johnson	664,416	41,167,215
King Pharmaceuticals, Inc.(1)	69,006	687,300
Merck & Co., Inc.	59,915	2,205,471
Pfizer, Inc.	1,233,179	21,173,684
		115,422,014
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Public Storage	43,738	4,244,335
Simon Property Group, Inc.	52,532	4,871,818
Vornado Realty Trust	2,286	195,522
		9,311,675
ROAD & RAIL — 0.5%
CSX Corp.	144,809	8,010,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Broadcom Corp., Class A	6,561	232,194
Intel Corp.	1,501,770	28,879,037
LSI Corp.(1)	975,817	4,449,725
Maxim Integrated Products, Inc.	34,311	635,096
Micron Technology, Inc.(1)	857,185	6,180,304
Teradyne, Inc.(1)	88,228	982,860
Texas Instruments, Inc.	357,269	9,696,281
		51,055,497
SOFTWARE — 3.9%
ACI Worldwide, Inc.(1)	48,104	1,077,048
Intuit, Inc.(1)	236,016	10,339,861
Microsoft Corp.	1,263,770	30,949,727
Oracle Corp.	475,635	12,770,800
Symantec Corp.(1)	352,881	5,353,205
Synopsys, Inc.(1)	147,343	3,649,686
		64,140,327
SPECIALTY RETAIL — 2.4%
AnnTaylor Stores Corp.(1)	37,379	756,551
Gap, Inc. (The)	719,218	13,406,224
Home Depot, Inc. (The)	60,702	1,923,039
Rent-A-Center, Inc.	376,024	8,415,417
Ross Stores, Inc.	28,181	1,539,246
Williams-Sonoma, Inc.	386,195	12,242,382
		38,282,859
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Jones Apparel Group, Inc.	381,342	7,489,557
Timberland Co. (The), Class A(1)	59,750	1,183,647
		8,673,204
THRIFTS & MORTGAGE FINANCE(2)
Ocwen Financial Corp.(1)	33,113	335,766
TOBACCO — 1.2%
Philip Morris International, Inc.	86,700	4,856,934
Reynolds American, Inc.	237,315	14,094,138
		18,951,072
TOTAL COMMON STOCKS
(Cost $1,390,768,671)		1,623,634,883

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	61,106	$ 61,106
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/19, valued at $6,425,085), in a joint trading account at 0.18%, dated 9/30/10, due 10/1/10 (Delivery value $6,300,032)		6,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,361,106)		6,361,106
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,397,129,777)		1,629,995,989
OTHER ASSETS AND LIABILITIES — (0.1)%		(901,062)
TOTAL NET ASSETS — 100.0%		$1,629,094,927

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,522,776,061	–	–
Foreign Common Stocks	100,858,822	–	–
Temporary Cash Investments	61,106	$6,300,000	–
Total Value of Investment Securities	$1,623,695,989	$6,300,000	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,425,109,550
Gross tax appreciation of investments	$ 295,741,026
Gross tax depreciation of investments	(90,854,587)
Net tax appreciation (depreciation) of investments	$ 204,886,439

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

September 30, 2010

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS, RIGHTS & WARRANTS — 98.7%
AUSTRALIA — 7.9%
Australia & New Zealand Banking Group Ltd.	2,935	$ 67,176
Bank of Queensland Ltd.	1,312	14,203
Bendigo and Adelaide Bank Ltd.	1,219	10,781
BHP Billiton Ltd.	581	21,851
Caltex Australia Ltd.	5,839	67,668
Coca-Cola Amatil Ltd.	486	5,627
Commonwealth Bank of Australia	1,359	67,214
Energy Resources of Australia Ltd.	2,081	26,751
Mount Gibson Iron Ltd.(1)	8,472	14,330
National Australia Bank Ltd.	2,582	63,239
Newcrest Mining Ltd.	1,125	43,136
Rio Tinto Ltd.	655	48,602
Telstra Corp. Ltd.	3,905	9,889
Westpac Banking Corp.	430	9,659
		470,126
AUSTRIA — 0.3%
Erste Group Bank AG	392	15,695
Voestalpine AG	114	4,199
		19,894
BELGIUM — 1.5%
Delhaize Group SA	209	15,158
D'ieteren SA	113	63,238
Umicore	169	7,305
		85,701
CYPRUS — 0.4%
Bank of Cyprus Public Co. Ltd.	2,213	11,162
Bank of Cyprus Public Co. Ltd. Rights(1)	2,213	1,358
Marfin Popular Bank Public Co. Ltd.	4,475	9,029
		21,549
DENMARK — 2.6%
Carlsberg A/S B Shares	83	8,654
Coloplast A/S B Shares	146	17,453
Danisco A/S	693	61,798
H. Lundbeck A/S	1,703	30,077
Novo Nordisk A/S B Shares	385	38,206
		156,188
FINLAND — 1.7%
KONE Oyj B Shares	500	25,834
Nokia Oyj	3,000	30,141
Pohjola Bank plc	1,191	14,491
Wartsila Oyj	473	30,867
		101,333
FRANCE — 8.2%
AXA SA	1,181	20,648
BNP Paribas	808	57,466
Bouygues SA	244	10,473
Casino Guichard Perrachon SA	291	26,643
Christian Dior SA	141	18,430
Credit Agricole SA	1,764	27,571

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

France Telecom SA	1,124	$ 24,287
Rallye SA	781	28,906
Rhodia SA	2,642	63,300
Safran SA	777	21,842
Sanofi-Aventis SA	724	48,239
Schneider Electric SA	250	31,699
Societe Generale	280	16,127
Total SA	387	19,945
Vinci SA	495	24,813
Vivendi SA	1,630	44,553
		484,942
GABON — 0.2%
Total Gabon SA	35	12,764
GERMANY — 8.9%
Allianz SE	403	45,544
Aurubis AG	535	25,494
BASF SE	980	61,796
Bayer AG	350	24,406
Bayerische Motoren Werke AG	757	53,085
Continental AG(1)	208	16,166
Daimler AG(1)	197	12,477
Deutsche Bank AG	618	33,822
Deutsche Telekom AG	1,913	26,170
Hannover Rueckversicherung AG	1,162	53,448
Infineon Technologies AG(1)	2,549	17,656
MAN SE	244	26,597
Metro AG	271	17,641
MTU Aero Engines Holding AG	125	7,144
Muenchener Rueckversicherungs-Gesellschaft AG	44	6,094
ProSiebenSat.1 Media AG Preference Shares	3,013	71,593
Siemens AG	246	25,967
		525,100
GREECE — 0.6%
Alpha Bank AE(1)	1,353	8,484
Public Power Corp. SA	1,900	29,606
		38,090
HONG KONG — 2.4%
BOC Hong Kong Holdings Ltd.	4,500	14,268
Chaoda Modern Agriculture Holdings Ltd.	6,000	4,972
First Pacific Co. Ltd.	26,000	23,625
Hang Lung Group Ltd.	1,000	6,528
Jardine Strategic Holdings Ltd.	1,000	26,800
Kingboard Laminates Holdings Ltd.	5,000	5,078
PCCW Ltd.	128,000	46,357
VTech Holdings Ltd.	1,000	10,221
Yue Yuen Industrial Holdings Ltd.	1,500	5,558
		143,407
ITALY — 2.9%
Enel SpA	7,663	40,846
ENI SpA	485	10,466
Indesit Co. SpA	3,928	48,006
Mediaset SpA	4,069	28,845

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Prysmian SpA	803	$ 14,669
Telecom Italia SpA	11,483	16,046
UniCredit SpA	4,542	11,597
		170,475
JAPAN — 19.5%
Asahi Breweries Ltd.	600	12,003
Astellas Pharma, Inc.	500	18,058
Brother Industries Ltd.	2,400	29,641
Canon, Inc.	600	27,995
Capcom Co. Ltd.	900	14,112
Central Japan Railway Co.	2	14,710
Chubu Electric Power Co., Inc.	200	4,943
Chugai Pharmaceutical Co. Ltd.	200	3,675
Daicel Chemical Industries, Ltd.	3,000	20,196
Daito Trust Construction Co. Ltd.	300	17,932
Fuji Heavy Industries Ltd.	4,000	25,491
Fuji Oil Co. Ltd.	1,000	14,998
FUJIFILM Holdings Corp.	400	13,249
Fujitsu Ltd.	4,000	28,079
Hitachi Ltd.	5,000	21,862
Honda Motor Co. Ltd.	1,400	49,691
Hosiden Corp.	1,400	12,679
Idemitsu Kosan Co. Ltd.	200	17,154
ITOCHU Corp.	2,000	18,304
Japan Petroleum Exploration Co. Ltd.	400	15,069
Jupiter Telecommunications Co. Ltd.	14	15,093
JX Holdings, Inc.	4,600	26,670
Kansai Electric Power Co., Inc. (The)	200	4,856
Konica Minolta Holdings, Inc.	3,000	29,253
K's Holdings Corp.	800	18,400
Lawson, Inc.	100	4,582
Marubeni Corp.	4,000	22,616
Mineba Co. Ltd.	5,000	25,755
Miraca Holdings, Inc.	800	28,318
Mitsubishi Corp.	1,400	33,222
Mitsubishi UFJ Lease & Finance Co. Ltd.	190	6,680
Mitsui & Co. Ltd.	900	13,390
Mitsumi Electric Co. Ltd.	1,800	27,599
Mizuho Financial Group, Inc.	16,100	23,529
Nippon Electric Glass Co. Ltd.	2,000	27,264
Nippon Meat Packers, Inc.	1,000	12,242
Nippon Telegraph & Telephone Corp.	1,600	69,861
Nissan Motor Co. Ltd.	6,300	55,016
NTT Data Corp.	5	15,806
NTT DoCoMo, Inc.	24	39,962
Resona Holdings, Inc.	1,300	11,664
Seino Holdings Corp.	2,000	12,099
Seven & I Holdings Co. Ltd.	1,000	23,431
Shinko Electric Industries Co. Ltd.	1,000	11,057
Shiseido Co. Ltd.	200	4,490
SOFTBANK CORP.	300	9,814
Sojitz Corp.	6,000	10,781

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Sony Financial Holdings, Inc.	4	$ 13,033
Stanley Electric Co. Ltd.	1,000	15,932
Sumitomo Heavy Industries Ltd.	1,000	5,151
Suruga Bank Ltd.	1,000	8,816
Taisho Pharmaceutical Co. Ltd.	1,000	20,232
Takata Corp.	1,100	27,684
Takeda Pharmaceutical Co. Ltd.	600	27,563
Tokyo Gas Co. Ltd.	7,000	31,780
Toyota Tsusho Corp.	500	7,367
TV Asahi Corp.	11	14,758
Yamaguchi Financial Group, Inc.	1,000	9,427
Yamazaki Baking Co. Ltd.	1,000	12,195
		1,157,229
MEXICO — 0.3%
Fresnillo plc	830	16,194
MULTI-NATIONAL — 1.1%
iShares MSCI EAFE Index Fund	1182	64,915
NETHERLANDS — 4.2%
CSM	783	23,008
Heineken Holding NV	781	34,166
ING Groep NV CVA(1)	6,568	68,139
Koninklijke Ahold NV	700	9,436
Koninklijke DSM NV	682	34,939
Royal Dutch Shell plc B Shares	1,694	49,417
Unilever NV CVA	993	29,680
		248,785
NEW ZEALAND — 0.1%
Telecom Corp. of New Zealand Ltd.	5,800	8,596
NORWAY — 0.9%
Kongsberg Gruppen AS	2,030	40,558
Statoil ASA	400	8,345
Telenor ASA	344	5,387
		54,290
PEOPLE'S REPUBLIC OF CHINA — 2.6%
Anta Sports Products Ltd.	9,000	20,856
Dongfeng Motor Group Co. Ltd. H Shares	10,000	20,467
New Oriental Education & Technology Group ADR(1)	150	14,637
Yangzijiang Shipbuilding Holdings Ltd.	48,000	64,239
Zhaojin Mining Industry Co. Ltd. H Shares	11,000	33,884
		154,083
SINGAPORE — 1.2%
DBS Group Holdings Ltd.	1,500	16,059
Golden Agri-Resources Ltd. Warrants(1)	1,224	98
SembCorp Industries Ltd.	11,000	36,469
StarHub Ltd.	5,000	9,809
Venture Corp. Ltd.	1,000	7,467
		69,902
SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria SA	1,013	13,679
Banco Santander SA	4,994	63,431
Corp. Financiera Alba	274	13,466
Endesa SA	1,783	47,726

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Mapfre SA	4,470	$ 13,601
Telefonica SA	2,125	52,622
		204,525
SWEDEN — 2.1%
Alfa Laval AB	1,993	34,920
Nordea Bank AB	3,039	31,651
Scania AB B Shares	692	15,277
Svenska Cellulosa AB B Shares	2,885	43,872
		125,720
SWITZERLAND — 6.8%
ABB Ltd.(1)	1,311	27,630
Clariant AG(1)	2,283	33,386
Credit Suisse Group AG	1,032	44,109
Helvetia Holding AG	28	9,731
Nestle SA	1,334	71,068
Novartis AG	1,557	89,286
Roche Holding AG	331	45,204
Swatch Group AG (The)	244	16,860
UBS AG(1)	1,116	18,944
Zurich Financial Services AG	204	47,811
		404,029
UNITED KINGDOM — 18.8%
Amlin plc	8,193	51,649
AstraZeneca plc	1,956	99,355
Balfour Beatty plc	5,005	21,032
Barclays plc	6,633	31,218
BHP Billiton plc	1,228	39,064
BP plc	10,542	70,846
British American Tobacco plc	1,393	51,960
British Land Co. plc	876	6,399
Britvic plc	4,964	37,836
BT Group plc	15,611	34,333
Centrica plc	7,542	38,327
Close Brothers Group plc	3,153	36,529
Compass Group plc	1,628	13,567
Drax Group plc	8,905	53,619
GlaxoSmithKline plc	2,902	57,190
Go-Ahead Group plc	2,512	44,275
HSBC Holdings plc	5,399	54,700
International Power plc	3,790	23,100
Investec plc	1,427	11,399
Kesa Electricals plc	11,689	26,882
Lloyds Banking Group plc(1)	21,764	25,341
Next plc	829	28,858
Pearson plc	1,169	18,098
Petrofac Ltd.	1,299	28,017
Randgold Resources Ltd.	41	4,103
Rio Tinto plc	803	46,938
Standard Chartered plc	1,154	33,102
Tate & Lyle plc	2,318	16,998
Tullett Prebon plc	4,552	28,417
Unilever plc	302	8,734

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Vodafone Group plc	22,521	$ 55,579
Wolseley plc(1)	649	16,302
		1,113,767
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $5,475,623)		5,851,604
OTHER ASSETS AND LIABILITIES — 1.3%		74,447
TOTAL NET ASSETS — 100.0%		$5,926,051

Market Sector Diversification
(as a % of net assets)
Financials	22.2%
Consumer Discretionary	12.6%
Industrials	12.0%
Materials	9.5%
Health Care	9.2%
Consumer Staples	9.1%
Telecommunication Services	6.9%
Energy	5.9%
Information Technology	5.6%
Utilities	4.6%
Diversified	1.1%
Other Assets & Liabilities	1.3%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

(1) Non-income producing.

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks, Rights & Warrants	$79,552	$5,772,052	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,524,108
Gross tax appreciation of investments	$ 760,491
Gross tax depreciation of investments	(432,995)
Net tax appreciation (depreciation) of investments	$ 327,496

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Short Market Neutral Fund

(effective November 1, 2010, renamed Equity Market Neutral Fund)

September 30, 2010

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS(1) — 99.2%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Holdings, Inc.	1,418	$ 102,479
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc.(2)	14,571	732,921
AIRLINES — 0.8%
JetBlue Airways Corp.(2)	116,609	780,114
AUTO COMPONENTS — 1.5%
Cooper Tire & Rubber Co.	29,823	585,425
TRW Automotive Holdings Corp.(2)	22,637	940,794
		1,526,219
AUTOMOBILES — 0.4%
Ford Motor Co.(2)	36,631	448,363
BEVERAGES — 0.6%
Dr Pepper Snapple Group, Inc.	17,860	634,387
BIOTECHNOLOGY — 2.2%
Amgen, Inc.(2)	4,689	258,411
Biogen Idec, Inc.(2)	4,430	248,612
Cephalon, Inc.(2)	4,103	256,191
Cubist Pharmaceuticals, Inc.(2)	10,735	251,092
Emergent Biosolutions, Inc.(2)	13,485	232,751
Incyte Corp. Ltd.(2)	17,556	280,720
Martek Biosciences Corp.(2)	11,362	257,122
Medivation, Inc.(2)	21,149	274,937
PDL BioPharma, Inc.	44,828	235,795
		2,295,631
CAPITAL MARKETS — 2.8%
GFI Group, Inc.	72,256	335,268
Investment Technology Group, Inc.(2)	41,288	587,115
Legg Mason, Inc.	21,717	658,242
optionsXpress Holdings, Inc.(2)	33,885	520,474
SEI Investments Co.	40,950	832,923
		2,934,022
CHEMICALS — 4.9%
Ashland, Inc.	12,879	628,109
Cytec Industries, Inc.	13,480	760,002
Lubrizol Corp.	7,865	833,455
Minerals Technologies, Inc.	12,222	720,120
OM Group, Inc.(2)	16,150	486,438
PolyOne Corp.(2)	5,213	63,025
PPG Industries, Inc.	9,338	679,806
Scotts Miracle-Gro Co. (The), Class A	13,419	694,165
W.R. Grace & Co.(2)	6,484	181,163
		5,046,283
COMMERCIAL SERVICES & SUPPLIES — 0.9%
M&F Worldwide Corp.(2)	7,327	178,412
Tetra Tech, Inc.(2)	33,665	705,956
		884,368
COMMUNICATIONS EQUIPMENT — 3.3%
Arris Group, Inc.(2)	41,208	402,602

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

DG FastChannel, Inc.(2)	41,658	$ 906,062
Harris Corp.	14,363	636,137
InterDigital, Inc.(2)	24,228	717,391
Tellabs, Inc.	109,203	813,562
		3,475,754
COMPUTERS & PERIPHERALS — 1.3%
Lexmark International, Inc., Class A(2)	19,256	859,202
SanDisk Corp.(2)	11,024	404,030
Seagate Technology plc(2)	8,629	101,650
		1,364,882
CONSTRUCTION & ENGINEERING — 1.0%
EMCOR Group, Inc.(2)	14,190	348,932
URS Corp.(2)	18,707	710,492
		1,059,424
CONSUMER FINANCE — 1.4%
AmeriCredit Corp.(2)	29,735	727,318
Cash America International, Inc.	22,189	776,615
		1,503,933
CONTAINERS & PACKAGING — 0.9%
Rock-Tenn Co., Class A	10,709	533,415
Sealed Air Corp.	15,891	357,230
		890,645
DIVERSIFIED CONSUMER SERVICES — 1.4%
Career Education Corp.(2)	35,572	763,731
ITT Educational Services, Inc.(2)	9,477	665,949
		1,429,680
DIVERSIFIED FINANCIAL SERVICES — 0.1%
McGraw-Hill Cos., Inc. (The)	1,788	59,111
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
IDT Corp., Class B(2)	45,903	816,614
Qwest Communications International, Inc.	77,400	485,298
		1,301,912
ELECTRIC UTILITIES — 1.0%
DPL, Inc.	24,102	629,785
Entergy Corp.	1,628	124,591
Exelon Corp.	7,751	330,038
		1,084,414
ELECTRICAL EQUIPMENT — 0.7%
Brady Corp., Class A	10,364	302,318
Hubbell, Inc., Class B	3,068	155,701
Thomas & Betts Corp.(2)	5,314	217,980
		675,999
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Anixter International, Inc.(2)	2,875	155,221
Celestica, Inc.(2)	60,762	512,224
Flextronics International Ltd.(2)	12,527	75,663
Power-One, Inc.(2)	72,029	654,744
Vishay Intertechnology, Inc.(2)	83,344	806,770
Vishay Precision Group, Inc.(2)	5,825	90,928
		2,295,550
ENERGY EQUIPMENT & SERVICES — 2.7%
Basic Energy Services, Inc.(2)	22,512	191,802

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Complete Production Services, Inc.(2)	39,966	$ 817,305
National Oilwell Varco, Inc.	19,458	865,297
Noble Corp.(2)	6,142	207,538
Tetra Technologies, Inc.(2)	75,535	770,457
		2,852,399
FOOD & STAPLES RETAILING — 0.3%
SUPERVALU, INC.	31,193	359,655
FOOD PRODUCTS — 2.1%
Corn Products International, Inc.	20,691	775,913
Del Monte Foods Co.	56,418	739,640
Tyson Foods, Inc., Class A	41,053	657,669
		2,173,222
GAS UTILITIES — 1.0%
Nicor, Inc.	9,943	455,588
UGI Corp.	19,295	552,030
		1,007,618
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
American Medical Systems Holdings, Inc.(2)	27,122	531,049
Becton, Dickinson & Co.	1,279	94,774
Cooper Cos., Inc. (The)	3,908	180,628
Hill-Rom Holdings, Inc.	13,667	490,509
Hologic, Inc.(2)	19,486	311,971
Sirona Dental Systems, Inc.(2)	20,403	735,323
STERIS Corp.	10,066	334,393
Teleflex, Inc.	2,285	129,742
		2,808,389
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Health Net, Inc.(2)	26,681	725,457
Humana, Inc.(2)	12,301	618,002
Magellan Health Services, Inc.(2)	13,752	649,644
		1,993,103
HOTELS, RESTAURANTS & LEISURE — 3.1%
Cheesecake Factory, Inc. (The)(2)	27,071	716,569
PF Chang's China Bistro, Inc.	17,771	821,021
Starbucks Corp.	24,800	634,384
Starwood Hotels & Resorts Worldwide, Inc.	5,540	291,127
Wyndham Worldwide Corp.	26,517	728,422
		3,191,523
HOUSEHOLD DURABLES — 1.1%
American Greetings Corp., Class A	5,364	99,717
Blyth, Inc.	846	34,889
D.R. Horton, Inc.	13,041	145,016
Garmin Ltd.	14,304	434,127
Harman International Industries, Inc.(2)	8,535	285,154
Ryland Group, Inc.	9,585	171,763
		1,170,666
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.1%
Calpine Corp.(2)	26,777	333,374

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

NRG Energy, Inc.(2)	37,709	$ 785,101
		1,118,475
INDUSTRIAL CONGLOMERATES — 0.4%
Seaboard Corp.	249	440,979
INSURANCE — 6.0%
Allied World Assurance Co. Holdings Ltd.	14,817	838,494
American Financial Group, Inc.	27,489	840,614
Aspen Insurance Holdings Ltd.	22,737	688,476
Axis Capital Holdings Ltd.	24,181	796,522
Endurance Specialty Holdings Ltd.	21,215	844,358
Horace Mann Educators Corp.	40,390	718,134
Montpelier Re Holdings Ltd.	6,501	112,597
Navigators Group, Inc. (The)(2)	1,849	82,521
Platinum Underwriters Holdings Ltd.	9,233	401,820
Principal Financial Group, Inc.	26,992	699,633
Prudential Financial, Inc.	6,803	368,587
		6,391,756
INTERNET & CATALOG RETAIL — 0.9%
Netflix, Inc.(2)	5,677	920,582
INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc.(2)	25,276	625,580
EarthLink, Inc.	20,397	185,409
IAC/InterActiveCorp(2)	7,073	185,808
		996,797
IT SERVICES — 3.1%
Accenture plc, Class A	9,501	403,697
Acxiom Corp.(2)	40,635	644,471
Computer Sciences Corp.	8,352	384,192
International Business Machines Corp.	3,597	482,502
TeleTech Holdings, Inc.(2)	49,258	730,989
VeriFone Systems, Inc.(2)	18,732	582,003
		3,227,854
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	13,539	881,389
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bruker Corp.(2)	61,552	863,575
PerkinElmer, Inc.	12,539	290,152
		1,153,727
MACHINERY — 3.4%
AGCO Corp.(2)	7,314	285,319
Cummins, Inc.	9,385	850,092
Dover Corp.	1,774	92,621
Gardner Denver, Inc.	5,020	269,474
Navistar International Corp.(2)	6,248	272,663
Oshkosh Corp.(2)	25,360	697,400
Timken Co.	16,222	622,276
Watts Water Technologies, Inc., Class A	14,280	486,234
		3,576,079
MEDIA — 2.5%
CBS Corp., Class B	29,871	473,754
Cinemark Holdings, Inc.	44,041	709,060
Comcast Corp., Class A	34,160	617,613

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Gannett Co., Inc.	18,334	$ 224,225
Interpublic Group of Cos., Inc. (The)(2)	56,552	567,217
Time Warner, Inc.	1,742	53,392
		2,645,261
METALS & MINING — 3.4%
Freeport-McMoRan Copper & Gold, Inc.	9,215	786,869
Golden Star Resources Ltd. New York Shares(2)	159,516	788,009
Hecla Mining Co.(2)	133,408	843,138
Reliance Steel & Aluminum Co.	17,226	715,396
Schnitzer Steel Industries, Inc., Class A	4,738	228,751
Titanium Metals Corp.(2)	8,546	170,578
		3,532,741
MULTILINE RETAIL — 0.7%
Macy's, Inc.	24,754	571,570
Sears Holdings Corp.(2)	1,759	126,894
		698,464
MULTI-UTILITIES — 0.6%
DTE Energy Co.	3,613	165,945
NSTAR	12,277	483,100
		649,045
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	14,128	146,225
OIL, GAS & CONSUMABLE FUELS — 7.4%
Anadarko Petroleum Corp.	13,215	753,916
Bill Barrett Corp.(2)	19,336	696,096
Chevron Corp.	7,483	606,497
Cimarex Energy Co.	592	39,179
ConocoPhillips	14,800	849,965
Hess Corp.	5,895	348,512
Murphy Oil Corp.	1,547	95,790
Peabody Energy Corp.	4,751	232,847
Stone Energy Corp.(2)	57,686	849,715
Sunoco, Inc.	18,668	681,382
W&T Offshore, Inc.	71,387	756,702
Whiting Petroleum Corp.(2)	7,470	713,460
Williams Cos., Inc. (The)	32,477	620,635
World Fuel Services Corp.	19,544	508,339
		7,753,035
PAPER & FOREST PRODUCTS — 1.5%
Clearwater Paper Corp.(2)	9,331	709,902
Domtar Corp.	9,812	633,659
International Paper Co.	11,605	252,409
		1,595,970
PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises, Inc., Class A	12,662	364,666
PHARMACEUTICALS — 2.1%
Eli Lilly & Co.	9,611	351,090
Endo Pharmaceuticals Holdings, Inc.(2)	7,928	263,527
Forest Laboratories, Inc.(2)	11,771	364,077
King Pharmaceuticals, Inc.(2)	12,927	128,753
Medicis Pharmaceutical Corp., Class A	19,970	592,110
Par Pharmaceutical Cos., Inc.(2)	5,673	164,971

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ViroPharma, Inc.(2)	17,954	$ 267,694
		2,132,222
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
Apartment Investment & Management Co., Class A	27,781	593,958
CBL & Associates Properties, Inc.	27,819	363,316
Equity LifeStyle Properties, Inc.	8,377	456,379
Hospitality Properties Trust	19,167	427,999
Mack-Cali Realty Corp.	12,206	399,258
		2,240,910
ROAD & RAIL — 1.3%
AMERCO, Inc.(2)	7,827	622,090
Werner Enterprises, Inc.	36,428	746,410
		1,368,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc.(2)	90,620	644,308
Amkor Technology, Inc.(2)	45,489	298,863
Broadcom Corp., Class A	2,026	71,700
Fairchild Semiconductor International, Inc.(2)	79,864	750,722
Integrated Device Technology, Inc.(2)	59,030	345,326
Intel Corp.	10,255	197,204
LSI Corp.(2)	174,705	796,654
Marvell Technology Group Ltd.(2)	33,592	588,196
Micron Technology, Inc.(2)	97,032	699,601
Teradyne, Inc.(2)	68,181	759,536
		5,152,110
SOFTWARE — 3.4%
Autodesk, Inc.(2)	17,608	562,928
CA, Inc.	21,215	448,061
Intuit, Inc.(2)	13,689	599,715
Microsoft Corp.	20,405	499,718
Quest Software, Inc.(2)	34,681	852,806
Synopsys, Inc.(2)	22,740	563,270
		3,526,498
SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	1,723	101,106
AutoZone, Inc.(2)	1,086	248,596
Children's Place Retail Stores, Inc. (The)(2)	10,731	523,351
Jo-Ann Stores, Inc.(2)	15,595	694,757
PetSmart, Inc.	16,897	591,395
Williams-Sonoma, Inc.	20,409	646,965
		2,806,170
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Timberland Co. (The), Class A(2)	29,548	585,346
THRIFTS & MORTGAGE FINANCE — 0.4%
Flagstar Bancorp, Inc.(2)	201,482	366,697
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	11,515	352,359
United Rentals, Inc.(2)	39,099	580,229
		932,588
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
NTELOS Holdings Corp.	8,967	151,722
Sprint Nextel Corp.(2)	165,605	766,751

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Syniverse Holdings, Inc.(2)	2,990	$ 67,783
United States Cellular Corp.(2)	18,372	844,561
		1,830,817
TOTAL COMMON STOCKS
(Cost $81,673,491)		103,117,569
TEMPORARY CASH INVESTMENTS — 1.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	80,271	80,271
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/19, valued at $1,529,782), in a joint trading account at 0.18%, dated 9/30/10, due 10/01/10 (Delivery value $1,500,008)		1,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,580,271)		1,580,271
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $83,253,762)		104,697,840
TOTAL SECURITIES SOLD SHORT — (97.7)%		(101,530,557)
OTHER ASSETS AND LIABILITIES — 97.0%		100,787,905
TOTAL NET ASSETS — 100.0%		$103,955,188

SECURITIES SOLD SHORT — (97.7)%
AEROSPACE & DEFENSE — (1.0)%
CAE, Inc.	(29,739)	(306,609)
Spirit Aerosystems Holdings, Inc., Class A	(35,003)	(697,610)
		(1,004,219)
AIR FREIGHT & LOGISTICS — (0.3)%
C.H. Robinson Worldwide, Inc.	(3,988)	(278,841)
AIRLINES — (0.7)%
AMR Corp.	(108,680)	(681,424)
AUTO COMPONENTS — (0.4)%
BorgWarner, Inc.	(2,660)	(139,969)
Gentex Corp.	(13,366)	(260,771)
		(400,740)
AUTOMOBILES — (0.7)%
Thor Industries, Inc.	(22,767)	(760,418)
BEVERAGES — (0.7)%
PepsiCo, Inc.	(11,557)	(767,847)
BIOTECHNOLOGY — (2.8)%
Abraxis Bioscience, Inc.	(2,318)	(179,274)
Alexion Pharmaceuticals, Inc.	(1,793)	(115,397)
AMAG Pharmaceuticals, Inc.	(13,096)	(225,382)
Amylin Pharmaceuticals, Inc.	(12,141)	(253,140)
BioMarin Pharmaceutical, Inc.	(3,192)	(71,341)
Dendreon Corp.	(6,095)	(250,992)
Genzyme Corp.	(2,740)	(193,965)
Human Genome Sciences, Inc.	(8,712)	(259,530)
InterMune, Inc.	(20,746)	(282,561)
Isis Pharmaceuticals, Inc.	(29,705)	(249,522)
Myrexis, Inc.	(15,233)	(58,799)
Pharmasset, Inc.	(9,195)	(271,253)
Theravance, Inc.	(15,216)	(305,842)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Vertex Pharmaceuticals, Inc.	(7,002)	$ (242,059)
		(2,959,057)
CAPITAL MARKETS — (2.6)%
Ares Capital Corp.	(47,378)	(741,465)
Charles Schwab Corp. (The)	(10,733)	(149,189)
GAMCO Investors, Inc., Class A	(4,735)	(182,440)
Greenhill & Co., Inc.	(6,418)	(509,076)
Knight Capital Group, Inc., Class A	(50,986)	(631,716)
State Street Corp.	(13,033)	(490,823)
Teton Advisors, Inc., Class B	(20)	(8)
		(2,704,717)
CHEMICALS — (5.8)%
Air Products & Chemicals, Inc.	(4,755)	(393,809)
CF Industries Holdings, Inc.	(6,957)	(664,394)
Ecolab, Inc.	(11,160)	(566,258)
H.B. Fuller Co.	(21,779)	(432,749)
Intrepid Potash, Inc.	(27,209)	(709,339)
Methanex Corp.	(31,635)	(774,740)
Mosaic Co. (The)	(4,505)	(264,714)
NL Industries, Inc.	(37,424)	(339,810)
Olin Corp.	(10,293)	(207,507)
Praxair, Inc.	(6,843)	(617,649)
Sigma-Aldrich Corp.	(5,830)	(352,015)
Valhi, Inc.	(32,190)	(653,457)
		(5,976,441)
COMMERCIAL BANKS — (0.3)%
IBERIABANK Corp.	(6,964)	(348,061)
COMMERCIAL SERVICES & SUPPLIES — (1.6)%
Clean Harbors, Inc.	(2,282)	(154,606)
Ritchie Bros. Auctioneers, Inc.	(28,463)	(591,177)
Steelcase, Inc., Class A	(108,416)	(903,104)
		(1,648,887)
COMMUNICATIONS EQUIPMENT — (2.3)%
Ciena Corp.	(49,790)	(775,230)
Cisco Systems, Inc.	(31,808)	(696,595)
Viasat, Inc.	(21,242)	(873,259)
		(2,345,084)
COMPUTERS & PERIPHERALS — (0.5)%
Diebold, Inc.	(7,969)	(247,756)
QLogic Corp.	(16,960)	(299,175)
		(546,931)
CONSTRUCTION MATERIALS — (0.1)%
Eagle Materials, Inc.	(5,868)	(139,072)
CONSUMER FINANCE — (1.1)%
SLM Corp.	(68,848)	(795,195)
Student Loan Corp. (The)	(12,599)	(374,190)
		(1,169,385)
CONTAINERS & PACKAGING — (1.1)%
Bemis Co., Inc.	(18,685)	(593,249)
Pactiv Corp.	(12,527)	(413,140)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Temple-Inland, Inc.	(8,201)	$ (153,031)
		(1,159,420)
DIVERSIFIED CONSUMER SERVICES — (0.7)%
American Public Education, Inc.	(12,041)	(395,667)
Grand Canyon Education, Inc.	(15,201)	(333,358)
		(729,025)
DIVERSIFIED FINANCIAL SERVICES — (0.7)%
Leucadia National Corp.	(31,419)	(742,117)
DIVERSIFIED TELECOMMUNICATION SERVICES — (0.2)%
CenturyLink, Inc.	(5,941)	(234,432)
ELECTRIC UTILITIES — (1.3)%
Allete, Inc.	(14,870)	(541,714)
Great Plains Energy, Inc.	(44,322)	(837,686)
		(1,379,400)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — (3.1)%
Amphenol Corp., Class A	(12,392)	(606,960)
Avnet, Inc.	(18,843)	(508,949)
Corning, Inc.	(40,968)	(748,896)
FLIR Systems, Inc.	(4,546)	(116,832)
Ingram Micro, Inc., Class A	(42,744)	(720,664)
Plexus Corp.	(17,580)	(515,973)
		(3,218,274)
ENERGY EQUIPMENT & SERVICES — (2.6)%
Atwood Oceanics, Inc.	(1,399)	(42,600)
Bristow Group, Inc.	(2,184)	(78,799)
Dril-Quip, Inc.	(6,178)	(383,716)
Global Industries Ltd.	(127,864)	(699,416)
Patterson-UTI Energy, Inc.	(8,525)	(145,607)
Pride International, Inc.	(25,384)	(747,050)
Tidewater, Inc.	(5,185)	(232,340)
Weatherford International Ltd.	(24,239)	(414,487)
		(2,744,015)
FOOD PRODUCTS — (1.2)%
Bunge Ltd.	(13,412)	(793,454)
Kraft Foods, Inc., Class A	(15,861)	(489,470)
		(1,282,924)
GAS UTILITIES — (0.8)%
Northwest Natural Gas Co.	(17,079)	(810,399)
HEALTH CARE EQUIPMENT & SUPPLIES — (1.9)%
Alere, Inc.	(5,050)	(156,197)
Meridian Bioscience, Inc.	(6,285)	(137,516)
NuVasive, Inc.	(8,895)	(312,570)
Resmed, Inc.	(14,468)	(474,695)
Volcano Corp.	(34,281)	(890,620)
		(1,971,598)
HEALTH CARE PROVIDERS & SERVICES — (2.1)%
Centene Corp.	(9,342)	(220,378)
Landauer, Inc.	(11,365)	(711,790)
VCA Antech, Inc.	(25,234)	(532,185)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

WellCare Health Plans, Inc.	(25,467)	$ (737,524)
		(2,201,877)
HEALTH CARE TECHNOLOGY — (0.7)%
Quality Systems, Inc.	(11,605)	(769,528)
HOTELS, RESTAURANTS & LEISURE — (3.3)%
Burger King Holdings, Inc.	(35,191)	(840,360)
Jack in the Box, Inc.	(37,745)	(809,253)
Orient-Express Hotels Ltd., Class A	(68,421)	(762,894)
Royal Caribbean Cruises Ltd.	(12,221)	(385,328)
Vail Resorts, Inc.	(15,417)	(578,446)
		(3,376,281)
HOUSEHOLD DURABLES — (0.9)%
Lennar Corp., Class A	(18,190)	(279,762)
M.D.C. Holdings, Inc.	(23,726)	(688,766)
		(968,528)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (0.9)%
Ormat Technologies, Inc.	(27,941)	(815,039)
TransAlta Corp.	(6,808)	(145,555)
		(960,594)
INDUSTRIAL CONGLOMERATES — (0.9)%
General Electric Co.	(17,363)	(282,149)
Otter Tail Corp.	(32,063)	(653,764)
		(935,913)
INSURANCE — (5.8)%
Assured Guaranty Ltd.	(46,030)	(787,573)
Enstar Group Ltd.	(9,926)	(720,628)
Fairfax Financial Holdings Ltd.	(2,056)	(837,024)
Genworth Financial, Inc., Class A	(60,172)	(735,302)
Hanover Insurance Group, Inc. (The)	(14,316)	(672,852)
Manulife Financial Corp.	(2,396)	(30,261)
Markel Corp.	(1,522)	(524,466)
Marsh & McLennan Cos., Inc.	(22,068)	(532,280)
MBIA, Inc.	(35,884)	(360,634)
Mercury General Corp.	(1,076)	(43,976)
Primerica, Inc.	(1,451)	(29,513)
Wesco Financial Corp.	(1,712)	(613,153)
		(5,887,662)
INTERNET & CATALOG RETAIL — (0.8)%
priceline.com, Inc.	(2,453)	(854,478)
INTERNET SOFTWARE & SERVICES — (1.4)%
Equinix, Inc.	(8,404)	(860,149)
VistaPrint NV	(16,730)	(646,615)
		(1,506,764)
IT SERVICES — (2.0)%
Genpact Ltd.	(36,796)	(652,393)
Sapient Corp.	(26,064)	(311,986)
SRA International, Inc., Class A	(13,783)	(271,801)
Visa, Inc., Class A	(2,829)	(210,082)
Wright Express Corp.	(18,865)	(673,669)
		(2,119,931)
LIFE SCIENCES TOOLS & SERVICES — (1.6)%
Covance, Inc.	(16,179)	(757,015)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Luminex Corp.	(15,900)	$ (254,400)
MDS, Inc.	(67,588)	(682,639)
		(1,694,054)
MACHINERY — (2.9)%
Bucyrus International, Inc.	(3,971)	(275,389)
CLARCOR, Inc.	(2,194)	(84,754)
ESCO Technologies, Inc.	(1,511)	(50,256)
Federal Signal Corp.	(122,644)	(661,051)
Kennametal, Inc.	(9,457)	(292,505)
PACCAR, Inc.	(17,855)	(859,718)
Terex Corp.	(35,618)	(816,365)
		(3,040,038)
MEDIA — (2.7)%
DreamWorks Animation SKG, Inc., Class A	(21,456)	(684,661)
Liberty Media Corp. - Capital, Series A	(14,309)	(744,926)
Morningstar, Inc.	(14,453)	(644,026)
Shaw Communications, Inc., Class B	(10,356)	(227,936)
Thomson Reuters Corp.	(5,447)	(204,426)
Walt Disney Co. (The)	(8,837)	(292,593)
		(2,798,568)
METALS & MINING — (4.1)%
Agnico-Eagle Mines Ltd. New York Shares	(3,719)	(264,161)
AK Steel Holding Corp.	(44,389)	(613,012)
Allegheny Technologies, Inc.	(14,836)	(689,132)
Allied Nevada Gold Corp.	(30,451)	(806,951)
Coeur d'Alene Mines Corp.	(11,385)	(226,789)
Compass Minerals International, Inc.	(601)	(46,049)
Globe Specialty Metals, Inc.	(32,990)	(463,180)
Royal Gold, Inc.	(6,924)	(345,092)
Southern Copper Corp.	(2,287)	(80,319)
United States Steel Corp.	(15,317)	(671,497)
		(4,206,182)
MULTILINE RETAIL — (0.1)%
Dollar General Corp.	(4,691)	(137,212)
MULTI-UTILITIES — (0.8)%
Alliant Energy Corp.	(12,338)	(448,486)
Black Hills Corp.	(10,744)	(335,213)
		(783,699)
OIL, GAS & CONSUMABLE FUELS — (8.6)%
BPZ Resources, Inc.	(164,363)	(629,510)
Carrizo Oil & Gas, Inc.	(27,433)	(656,746)
Chesapeake Energy Corp.	(29,259)	(662,716)
CONSOL Energy, Inc.	(17,474)	(645,839)
Enbridge, Inc.	(12,630)	(660,549)
EOG Resources, Inc.	(1,867)	(173,575)
EQT Corp.	(8,886)	(320,429)
Holly Corp.	(29,359)	(844,071)
Nordic American Tanker Shipping	(12,104)	(323,903)
Overseas Shipholding Group, Inc.	(19,922)	(683,723)
Petrohawk Energy Corp.	(13,904)	(224,411)
Plains Exploration & Production Co.	(24,989)	(666,457)
SandRidge Energy, Inc.	(159,211)	(904,318)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Suncor Energy, Inc.	(25,351)	$ (825,175)
TransAtlantic Petroleum Ltd.	(112,026)	(331,597)
Ultra Petroleum Corp.	(7,409)	(311,030)
		(8,864,049)
PAPER & FOREST PRODUCTS — (0.5)%
Schweitzer-Mauduit International, Inc.	(9,101)	(530,679)
PERSONAL PRODUCTS — (0.1)%
Avon Products, Inc.	(1,988)	(63,835)
PHARMACEUTICALS — (2.1)%
Auxilium Pharmaceuticals, Inc.	(29,181)	(723,104)
Merck & Co., Inc.	(4,186)	(154,087)
Salix Pharmaceuticals Ltd.	(16,922)	(672,142)
VIVUS, Inc.	(93,082)	(622,719)
		(2,172,052)
PROFESSIONAL SERVICES — (1.0)%
Korn/Ferry International	(51,262)	(847,874)
Towers Watson & Co., Class A	(4,784)	(235,277)
		(1,083,151)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.6)%
Digital Realty Trust, Inc.	(11,353)	(700,480)
DuPont Fabros Technology, Inc.	(18,730)	(471,060)
Franklin Street Properties Corp.	(53,836)	(668,643)
UDR, Inc.	(38,525)	(813,648)
		(2,653,831)
REAL ESTATE MANAGEMENT & DEVELOPMENT — (1.0)%
Forest City Enterprises, Inc., Class A	(59,464)	(762,923)
St. Joe Co. (The)	(11,346)	(282,175)
		(1,045,098)
ROAD & RAIL — (0.4)%
Hertz Global Holdings, Inc.	(36,235)	(383,729)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (5.7)%
Canadian Solar, Inc.	(47,600)	(775,880)
Cavium Networks, Inc.	(28,122)	(808,788)
Cree, Inc.	(11,698)	(635,084)
First Solar, Inc.	(1,831)	(269,798)
Formfactor, Inc.	(61,165)	(526,019)
International Rectifier Corp.	(13,986)	(294,965)
MEMC Electronic Materials, Inc.	(66,336)	(790,725)
Microchip Technology, Inc.	(14,727)	(463,164)
Netlogic Microsystems, Inc.	(19,834)	(547,022)
Varian Semiconductor Equipment Associates, Inc.	(25,431)	(731,904)
		(5,843,349)
SOFTWARE — (2.4)%
AsiaInfo-Linkage, Inc.	(25,736)	(507,771)
Concur Technologies, Inc.	(15,039)	(743,527)
Pegasystems, Inc.	(10,971)	(340,650)
salesforce.com, inc.	(2,492)	(278,606)
TiVo, Inc.	(64,678)	(585,983)
		(2,456,537)
SPECIALTY RETAIL — (3.2)%
Coldwater Creek, Inc.	(72,592)	(382,560)
hhgregg, Inc.	(24,347)	(602,832)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Lowe's Cos., Inc.	(30,405)	$ (677,727)
O'Reilly Automotive, Inc.	(15,967)	(849,444)
Sally Beauty Holdings, Inc.	(29,006)	(324,867)
Urban Outfitters, Inc.	(16,068)	(505,178)
		(3,342,608)
THRIFTS & MORTGAGE FINANCE — (0.9)%
MGIC Investment Corp.	(73,165)	(675,313)
Tree.com, Inc.	(36,921)	(241,833)
		(917,146)
TOBACCO — (0.8)%
Vector Group Ltd.	(42,875)	(801,763)
TRADING COMPANIES & DISTRIBUTORS — (1.0)%
Fastenal Co.	(3,050)	(162,230)
GATX Corp.	(28,158)	(825,592)
Watsco, Inc.	(1,813)	(100,948)
		(1,088,770)
WATER UTILITIES — (0.6)%
Aqua America, Inc.	(31,835)	(649,434)
WIRELESS TELECOMMUNICATION SERVICES — (1.3)%
Clearwire Corp., Class A	(109,777)	(888,097)
SBA Communications Corp., Class A	(10,354)	(417,266)
Shenandoah Telecommunications Co.	(4,685)	(85,126)
		(1,390,489)
TOTAL SECURITIES SOLD SHORT — (97.7)%
(Proceeds $96,170,524)		$(101,530,557)

Notes to Schedule of Investments

(1)	Securities are pledged with brokers as collateral for securities sold short. At the period end, the value of securities pledged was $103,117,569.
(2)	Non-income producing.

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 95,690,540	–	–
Foreign Common Stocks	7,427,029	–	–
Temporary Cash Investments	80,271	$1,500,000	–
Total Value of Investment Securities	$103,197,840	$1,500,000	–

Securities Sold Short
Domestic Common Stocks	$ (90,260,990)	–	–
Foreign Common Stocks	(11,269,567)	–	–
Total Value of Securities Sold Short	$(101,530,557)	–	–

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$83,670,892
Gross tax appreciation of investments	$23,593,039
Gross tax depreciation of investments	(2,566,091)
Net tax appreciation (depreciation) of investments	$21,026,948
Net tax appreciation (depreciation) on securities sold short	(5,757,507)
Net tax appreciation (depreciation)	$15,269,441

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

September 30, 2010

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (The)	41,692	$ 2,774,186
L-3 Communications Holdings, Inc.	8,704	629,038
Raytheon Co.	71,384	3,262,962
		6,666,186
AIR FREIGHT & LOGISTICS — 1.4%
United Parcel Service, Inc., Class B	80,716	5,382,950
AUTO COMPONENTS — 0.9%
TRW Automotive Holdings Corp.(1)	80,809	3,358,422
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	196,088	2,400,117
BEVERAGES — 1.3%
Coca-Cola Co. (The)	27,463	1,607,135
Dr Pepper Snapple Group, Inc.	86,641	3,077,488
PepsiCo, Inc.	6,515	432,857
		5,117,480
BIOTECHNOLOGY — 2.4%
Amgen, Inc.(1)	87,194	4,805,261
Biogen Idec, Inc.(1)	44,563	2,500,876
Cephalon, Inc.(1)	35,167	2,195,827
		9,501,964
CAPITAL MARKETS — 2.2%
Bank of New York Mellon Corp. (The)	61,933	1,618,309
Goldman Sachs Group, Inc. (The)	27,601	3,990,553
Legg Mason, Inc.	103,278	3,130,356
		8,739,218
CHEMICALS — 2.3%
Ashland, Inc.	13,411	654,055
Cytec Industries, Inc.	37,924	2,138,155
Lubrizol Corp.	30,384	3,219,793
OM Group, Inc.(1)	20,750	624,990
PPG Industries, Inc.	21,460	1,562,288
Valspar Corp.	13,158	419,082
W.R. Grace & Co.(1)	9,160	255,930
		8,874,293
COMMERCIAL BANKS — 2.5%
BB&T Corp.	10,572	254,574
Commerce Bancshares, Inc.	4,573	171,899
PNC Financial Services Group, Inc.	9,854	511,521
U.S. Bancorp.	52,804	1,141,623
Wells Fargo & Co.	306,325	7,697,947
		9,777,564
COMMERCIAL SERVICES & SUPPLIES(2)
R.R. Donnelley & Sons Co.	3,193	54,153
Waste Management, Inc.	2,170	77,556
		131,709
COMMUNICATIONS EQUIPMENT — 1.1%
Arris Group, Inc.(1)	29,808	291,224
Cisco Systems, Inc.(1)	42,343	927,312

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Harris Corp.	49,010	$ 2,170,653
Plantronics, Inc.	13,590	459,070
Tellabs, Inc.	42,007	312,952
		4,161,211
COMPUTERS & PERIPHERALS — 4.6%
Apple, Inc.(1)	20,511	5,819,996
EMC Corp.(1)	8,284	168,248
Hewlett-Packard Co.	42,012	1,767,445
Lexmark International, Inc., Class A(1)	79,220	3,534,797
SanDisk Corp.(1)	43,451	1,592,479
Seagate Technology plc(1)	199,136	2,345,822
Synaptics, Inc.(1)	4,622	130,063
Western Digital Corp.(1)	97,538	2,769,104
		18,127,954
CONSTRUCTION & ENGINEERING — 0.8%
EMCOR Group, Inc.(1)	58,794	1,445,744
Shaw Group, Inc. (The)(1)	22,633	759,564
URS Corp.(1)	25,331	962,071
		3,167,379
CONSUMER FINANCE — 0.7%
American Express Co.	19,013	799,116
AmeriCredit Corp.(1)	37,624	920,283
Cash America International, Inc.	30,617	1,071,595
		2,790,994
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.(1)	93,031	310,724
DIVERSIFIED CONSUMER SERVICES — 1.0%
Career Education Corp.(1)	24,955	535,784
H&R Block, Inc.	3,529	45,700
ITT Educational Services, Inc.(1)	49,800	3,499,446
		4,080,930
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Bank of America Corp.	373,121	4,891,616
JPMorgan Chase & Co.	222,208	8,459,459
		13,351,075
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	317,940	9,093,084
Verizon Communications, Inc.	103,937	3,387,307
		12,480,391
ELECTRIC UTILITIES — 0.9%
Entergy Corp.	9,243	707,367
Exelon Corp.	27,265	1,160,944
NextEra Energy, Inc.	30,411	1,654,054
		3,522,365
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Anixter International, Inc.(1)	8,263	446,119
Celestica, Inc.(1)	79,844	673,085
Tech Data Corp.(1)	3,183	128,275
Tyco Electronics Ltd.	72,319	2,113,161
Vishay Intertechnology, Inc.(1)	14,157	137,040
Vishay Precision Group, Inc.(1)	727	11,349
		3,509,029

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.6%
Complete Production Services, Inc.(1)	36,595	$ 748,368
National Oilwell Varco, Inc.	54,277	2,413,698
Oil States International, Inc.(1)	28,821	1,341,618
Schlumberger Ltd.	22,789	1,404,030
Transocean Ltd.(1)	5,052	324,793
		6,232,507
FOOD & STAPLES RETAILING — 1.0%
Safeway, Inc.	102,908	2,177,533
Wal-Mart Stores, Inc.	29,130	1,559,038
		3,736,571
FOOD PRODUCTS — 4.0%
ConAgra Foods, Inc.	10,385	227,847
Corn Products International, Inc.	49,810	1,867,875
Del Monte Foods Co.	196,348	2,574,122
Dole Food Co., Inc.(1)	40,902	374,253
Flowers Foods, Inc.	18,205	452,212
Hershey Co. (The)	48,719	2,318,537
Kellogg Co.	39,099	1,974,891
Sara Lee Corp.	225,752	3,031,849
Tyson Foods, Inc., Class A	182,738	2,927,463
		15,749,049
GAS UTILITIES — 0.3%
Nicor, Inc.	3,554	162,844
ONEOK, Inc.	23,565	1,061,368
		1,224,212
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Becton, Dickinson & Co.	9,902	733,738
Hospira, Inc.(1)	2,964	168,978
STERIS Corp.	23,797	790,536
		1,693,252
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	89,815	2,967,488
Health Net, Inc.(1)	49,213	1,338,101
Humana, Inc.(1)	70,237	3,528,707
Magellan Health Services, Inc.(1)	12,408	586,154
UnitedHealth Group, Inc.	98,538	3,459,669
		11,880,119
HOTELS, RESTAURANTS & LEISURE — 0.9%
Brinker International, Inc.	3,145	59,315
McDonald's Corp.	9,585	714,178
Panera Bread Co., Class A(1)	4,454	394,669
Starbucks Corp.	89,101	2,279,204
		3,447,366
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	25,371	471,647
HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive Co.	12,428	955,216
Energizer Holdings, Inc.(1)	23,886	1,605,856
Kimberly-Clark Corp.	44,015	2,863,176
Procter & Gamble Co. (The)	108,303	6,494,931
		11,919,179

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Mirant Corp.(1)	99,386	$ 989,884
NRG Energy, Inc.(1)	46,940	977,291
		1,967,175
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	43,968	3,812,465
Carlisle Cos., Inc.	23,957	717,512
General Electric Co.	167,800	2,726,750
Seaboard Corp.	23	40,733
		7,297,460
INSURANCE — 5.4%
ACE Ltd.	14,922	869,206
Allied World Assurance Co. Holdings Ltd.	38,878	2,200,106
American Financial Group, Inc.	99,496	3,042,588
Arch Capital Group Ltd.(1)	2,239	187,628
Aspen Insurance Holdings Ltd.	23,034	697,469
Berkshire Hathaway, Inc., Class B(1)	15,339	1,268,228
Chubb Corp. (The)	19,507	1,111,704
Endurance Specialty Holdings Ltd.	26,822	1,067,516
Horace Mann Educators Corp.	19,211	341,572
Loews Corp.	35,362	1,340,220
Principal Financial Group, Inc.	132,051	3,422,762
Prudential Financial, Inc.	66,691	3,613,318
Travelers Cos., Inc. (The)	37,728	1,965,629
		21,127,946
INTERNET SOFTWARE & SERVICES — 1.7%
AOL, Inc.(1)	31,707	784,748
EarthLink, Inc.	54,180	492,496
Google, Inc., Class A(1)	10,181	5,353,068
		6,630,312
IT SERVICES — 4.3%
Accenture plc, Class A	50,126	2,129,854
Computer Sciences Corp.	64,905	2,985,630
Convergys Corp.(1)	61,241	639,968
International Business Machines Corp.	76,250	10,228,175
Western Union Co. (The)	47,048	831,338
		16,814,965
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	45,429	2,957,428
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Bruker Corp.(1)	72,198	1,012,938
MACHINERY — 2.6%
Briggs & Stratton Corp.	23,528	447,267
Caterpillar, Inc.	34,108	2,683,617
Cummins, Inc.	19,874	1,800,187
Deere & Co.	24,055	1,678,558
Oshkosh Corp.(1)	20,815	572,413
Timken Co.	82,154	3,151,427
		10,333,469
MEDIA — 2.3%
Comcast Corp., Class A	198,670	3,591,954

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

DirecTV, Class A(1)	10,796	449,438
Liberty Media Corp. - Starz, Series A(1)	5,205	$ 337,700
Scholastic Corp.	12,912	359,212
Time Warner, Inc.	122,913	3,767,283
Washington Post Co. (The), Class B	1,100	439,351
		8,944,938
METALS & MINING — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	61,566	5,257,121
Newmont Mining Corp.	37,524	2,356,882
Reliance Steel & Aluminum Co.	9,533	395,906
		8,009,909
MULTILINE RETAIL — 1.6%
Big Lots, Inc.(1)	2,363	78,570
Dillard's, Inc., Class A	9,985	236,046
Dollar Tree, Inc.(1)	21,833	1,064,577
Macy's, Inc.	27,780	641,440
Target Corp.	80,196	4,285,674
		6,306,307
MULTI-UTILITIES — 1.6%
DTE Energy Co.	46,074	2,116,179
Integrys Energy Group, Inc.	80,134	4,171,776
		6,287,955
OFFICE ELECTRONICS — 0.2%
Xerox Corp.	63,548	657,722
OIL, GAS & CONSUMABLE FUELS — 9.4%
Apache Corp.	18,818	1,839,648
Canadian Natural Resources Ltd.	55,346	1,914,972
Chevron Corp.	117,842	9,551,094
Cimarex Energy Co.	14,066	930,888
ConocoPhillips	94,792	5,443,905
Exxon Mobil Corp.	195,176	12,059,925
Murphy Oil Corp.	26,321	1,629,796
Occidental Petroleum Corp.	29,986	2,347,904
Sunoco, Inc.	14,593	532,644
World Fuel Services Corp.	13,113	341,069
		36,591,845
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	18,166	395,111
PHARMACEUTICALS — 6.9%
Abbott Laboratories	56,729	2,963,523
Bristol-Myers Squibb Co.	122,437	3,319,267
Eli Lilly & Co.	133,538	4,878,143
Endo Pharmaceuticals Holdings, Inc.(1)	96,848	3,219,228
Forest Laboratories, Inc.(1)	63,116	1,952,178
Johnson & Johnson	141,314	8,755,815
Merck & Co., Inc.	12,141	446,910
Pfizer, Inc.	78,899	1,354,696
		26,889,760
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Equity LifeStyle Properties, Inc.	8,618	469,509
Rayonier, Inc.	27,172	1,361,860
Simon Property Group, Inc.	3,353	310,957
		2,142,326

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ROAD & RAIL — 0.3%
CSX Corp.	11,036	$ 610,512
Norfolk Southern Corp.	10,804	642,946
		1,253,458
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Micro Devices, Inc.(1)	69,560	494,572
Intel Corp.	368,171	7,079,928
LSI Corp.(1)	127,904	583,242
Micron Technology, Inc.(1)	340,632	2,455,957
Teradyne, Inc.(1)	54,300	604,902
Texas Instruments, Inc.	81,380	2,208,653
		13,427,254
SOFTWARE — 4.0%
Intuit, Inc.(1)	91,448	4,006,337
Microsoft Corp.	346,629	8,488,944
Oracle Corp.	82,703	2,220,576
Synopsys, Inc.(1)	30,017	743,521
		15,459,378
SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	39,091	2,293,860
AutoZone, Inc.(1)	1,203	275,379
Gap, Inc. (The)	86,254	1,607,775
Home Depot, Inc. (The)	3,114	98,651
PetSmart, Inc.	8,528	298,480
Rent-A-Center, Inc.	32,044	717,145
Ross Stores, Inc.	56,700	3,096,954
Williams-Sonoma, Inc.	107,439	3,405,816
		11,794,060
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Jones Apparel Group, Inc.	40,466	794,752
TOTAL COMMON STOCKS
(Cost $357,687,652)		388,902,325
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	85,301	85,301
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/19, valued at $1,835,739), in a joint trading account at 0.18%, dated 9/30/10, due 10/1/10 (Delivery value $1,800,009)		1,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,885,301)		1,885,301
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $359,572,953)		390,787,626
OTHER ASSETS AND LIABILITIES — 0.1%		219,269
TOTAL NET ASSETS — 100.0%		$391,006,895

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$388,902,325	–	–
Temporary Cash Investments	85,301	$1,800,000	–
Total Value of Investment Securities	$388,987,626	$1,800,000	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$368,070,671
Gross tax appreciation of investments	$ 32,370,830
Gross tax depreciation of investments	(9,653,875)
Net tax appreciation (depreciation) of investments	$ 22,716,955

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

September 30, 2010

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS & RIGHTS — 99.6%
AEROSPACE & DEFENSE — 2.7%
AAR Corp.(1)	12,152	$ 226,756
American Science & Engineering, Inc.	2,172	159,968
Applied Signal Technology, Inc.	3,539	88,050
Astronics Corp.(1)	1,444	25,198
Ceradyne, Inc.(1)	5,747	134,192
Cubic Corp.	21,100	860,880
Curtiss-Wright Corp.	998	30,239
Ducommun, Inc.	3,912	85,203
Esterline Technologies Corp.(1)	7,276	416,406
GenCorp, Inc.(1)	3,431	16,881
Moog, Inc., Class A(1)	11,215	398,245
Orbital Sciences Corp.(1)	9,372	143,392
Teledyne Technologies, Inc.(1)	1,538	61,243
		2,646,653
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc.(1)	4,736	238,221
Forward Air Corp.	893	23,218
Hub Group, Inc., Class A(1)	15,211	445,074
		706,513
AIRLINES — 0.5%
Allegiant Travel Co.	6,838	289,384
Hawaiian Holdings, Inc.(1)	25,388	152,074
Republic Airways Holdings, Inc.(1)	1,773	14,681
		456,139
AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co.	26,074	511,833
Spartan Motors, Inc.	9,407	43,648
Standard Motor Products, Inc.	6,570	69,182
		624,663
BIOTECHNOLOGY — 1.8%
Cubist Pharmaceuticals, Inc.(1)	50,714	1,186,200
Emergent Biosolutions, Inc.(1)	3,168	54,680
Infinity Pharmaceuticals, Inc.(1)	1,107	6,099
Martek Biosciences Corp.(1)	18,098	409,558
OncoGenex Pharmaceutical, Inc.(1)	2,320	34,429
Osiris Therapeutics, Inc.(1)	3,893	28,341
QLT, Inc.(1)	1,212	7,636
Vanda Pharmaceuticals, Inc.(1)	7,061	47,167
		1,774,110
BUILDING PRODUCTS — 0.7%
Apogee Enterprises, Inc.	22,355	204,548
Gibraltar Industries, Inc.(1)	19,638	176,349
Simpson Manufacturing Co., Inc.	11,235	289,639
		670,536
CAPITAL MARKETS — 1.8%
BGC Partners, Inc., Class A	25,225	150,593
Calamos Asset Management, Inc., Class A	41,634	478,791
Evercore Partners, Inc., Class A	1,172	33,531
Gladstone Investment Corp.	1,284	8,603

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Hercules Technology Growth Capital, Inc.	20,034	$ 202,544
Investment Technology Group, Inc.(1)	23,179	329,605
optionsXpress Holdings, Inc.(1)	37,507	576,108
		1,779,775
CHEMICALS — 1.6%
Innophos Holdings, Inc.	22,042	729,590
Innospec, Inc.(1)	10,339	157,463
KMG Chemicals, Inc.	4,740	66,787
Koppers Holdings, Inc.	1,143	30,712
Minerals Technologies, Inc.	1,821	107,293
OM Group, Inc.(1)	2,823	85,029
PolyOne Corp.(1)	11,600	140,244
Stepan Co.	3,414	201,802
		1,518,920
COMMERCIAL BANKS — 6.0%
Bank of Hawaii Corp.	3,409	153,132
Bank of the Ozarks, Inc.	1,670	61,940
Boston Private Financial Holdings, Inc.	6,919	45,250
City Holding Co.	837	25,671
City National Corp.	3,682	195,404
Columbia Banking System, Inc.	7,346	144,349
Community Bank System, Inc.	14,565	335,141
CVB Financial Corp.	22,972	172,520
Enterprise Financial Services Corp.	781	7,263
First Bancorp.(1)	7,124	1,995
First Financial Bankshares, Inc.	1,018	47,836
First Midwest Bancorp., Inc.	24,876	286,820
Glacier Bancorp., Inc.	2,220	32,412
Hancock Holding Co.	9,159	275,411
IBERIABANK Corp.	1,550	77,469
Independent Bank Corp.	3,233	72,807
MainSource Financial Group, Inc.	2,347	17,931
NBT Bancorp., Inc.	14,123	311,695
Old Second Bancorp., Inc.	1,967	2,754
Pacific Capital Bancorp Rights.(1)	108,924	67,533
PacWest Bancorp.	5,119	97,568
Prosperity Bancshares, Inc.	11,941	387,724
S&T Bancorp., Inc.	669	11,654
Signature Bank(1)	14,551	565,161
Sterling Bancorp.	11,640	101,152
Sterling Bancshares, Inc.	31,843	170,997
SVB Financial Group(1)	12,207	516,600
Tompkins Financial Corp.	4,315	171,133
Trustmark Corp.	7,867	171,029
UMB Financial Corp.	14,499	514,859
Umpqua Holdings Corp.	28,390	321,943
United Bankshares, Inc.	7,727	192,325
West Bancorp., Inc.(1)	1,343	8,461
Westamerica Bancorp.	3,256	177,419
Western Alliance Bancorp.(1)	4,900	32,830
Wilshire Bancorp., Inc.	2,738	17,906
		5,794,094

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	6,168	$ 133,167
American Reprographics Co.(1)	10,430	81,875
APAC Customer Services, Inc.(1)	13,831	78,283
ATC Technology Corp.(1)	4,243	104,972
Bowne & Co., Inc.	12,288	139,223
Consolidated Graphics, Inc.(1)	5,326	220,763
G&K Services, Inc., Class A	455	10,401
Geo Group, Inc. (The)(1)	3,373	78,760
Interface, Inc., Class A	8,899	126,633
M&F Worldwide Corp.(1)	2,272	55,323
Tetra Tech, Inc.(1)	35,780	750,307
Unifirst Corp.	7,267	320,838
United Stationers, Inc.(1)	33	1,766
US Ecology, Inc.	1,853	29,648
Viad Corp.	1,975	38,197
		2,170,156
COMMUNICATIONS EQUIPMENT — 3.0%
Anaren, Inc.(1)	1,653	27,754
Arris Group, Inc.(1)	107,105	1,046,416
Comtech Telecommunications Corp.(1)	16,142	441,484
DG FastChannel, Inc.(1)	593	12,898
Harmonic, Inc.(1)	39,807	273,872
InterDigital, Inc.(1)	10,068	298,113
Oplink Communications, Inc.(1)	1,067	21,169
Opnext, Inc.(1)	7,137	11,205
PC-Tel, Inc.(1)	5,951	36,539
Sierra Wireless, Inc.(1)	35,004	362,991
Symmetricom, Inc.(1)	23,811	136,199
Tekelec(1)	20,711	268,415
		2,937,055
COMPUTERS & PERIPHERALS — 1.4%
Novatel Wireless, Inc.(1)	48,060	378,713
Rimage Corp.(1)	367	6,033
STEC, Inc.(1)	16,457	204,890
Synaptics, Inc.(1)	28,202	793,604
		1,383,240
CONSTRUCTION & ENGINEERING — 1.9%
Dycom Industries, Inc.(1)	45,826	457,802
EMCOR Group, Inc.(1)	37,777	928,936
Insituform Technologies, Inc., Class A(1)	13,314	321,933
Michael Baker Corp.(1)	3,713	122,380
		1,831,051
CONSUMER FINANCE — 1.1%
Advance America Cash Advance Centers, Inc.	45,431	183,087
Cash America International, Inc.	11,412	399,420
First Cash Financial Services, Inc.(1)	10,415	289,016
First Marblehead Corp. (The)(1)	3,977	9,306
QC Holdings, Inc.	1,885	7,333
Rewards Network, Inc.	448	6,429
World Acceptance Corp.(1)	5,113	225,790
		1,120,381

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

CONTAINERS & PACKAGING — 0.1%
Boise, Inc.(1)	8,249	$ 53,536
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	5,481	169,692
DIVERSIFIED CONSUMER SERVICES — 1.7%
Capella Education Co.(1)	7,328	568,799
Coinstar, Inc.(1)	9,924	426,633
Corinthian Colleges, Inc.(1)	35,333	248,038
Hillenbrand, Inc.	1,563	33,620
Mac-Gray Corp.	698	8,467
Pre-Paid Legal Services, Inc.(1)	3,246	202,842
Universal Technical Institute, Inc.	7,924	154,914
		1,643,313
DIVERSIFIED FINANCIAL SERVICES — 0.3%
PHH Corp.(1)	11,904	250,698
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
IDT Corp., Class B(1)	12,357	219,831
Neutral Tandem, Inc.(1)	5,713	68,270
		288,101
ELECTRIC UTILITIES — 0.9%
Central Vermont Public Service Corp.	7,291	147,059
Maine & Maritimes Corp.	1,909	85,714
UIL Holdings Corp.	3,594	101,207
UniSource Energy Corp.	16,420	548,921
		882,901
ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	7,784	333,467
General Cable Corp.(1)	302	8,190
GrafTech International Ltd.(1)	18,735	292,828
II-VI, Inc.(1)	258	9,631
Powell Industries, Inc.(1)	12,937	402,599
Vicor Corp.	652	9,526
		1,056,241
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Agilysys, Inc.(1)	6,297	40,930
Anixter International, Inc.(1)	1,747	94,320
Benchmark Electronics, Inc.(1)	36,096	591,974
Celestica, Inc.(1)	21,809	183,850
CTS Corp.	11,722	112,766
Electro Scientific Industries, Inc.(1)	5,961	66,227
Gerber Scientific, Inc.(1)	9,727	60,016
Insight Enterprises, Inc.(1)	29,015	453,795
Littelfuse, Inc.(1)	1,981	86,570
Methode Electronics, Inc.	67,837	615,960
Multi-Fineline Electronix, Inc.(1)	485	10,665
Newport Corp.(1)	14,641	166,029
Plexus Corp.(1)	823	24,155
Radisys Corp.(1)	14,976	141,074
Tech Data Corp.(1)	4,619	186,146
Technitrol, Inc.	25,179	111,039
Vishay Intertechnology, Inc.(1)	9,064	87,739
		3,033,255

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc.(1)	3,149	$ 26,829
Cal Dive International, Inc.(1)	9,940	54,372
Dril-Quip, Inc.(1)	5,068	314,773
ENGlobal Corp.(1)	5,826	14,682
ION Geophysical Corp.(1)	11,839	60,852
Lufkin Industries, Inc.	1,142	50,134
Matrix Service Co.(1)	19,935	174,431
Oil States International, Inc.(1)	23,106	1,075,584
SEACOR Holdings, Inc.(1)	1,216	103,555
T-3 Energy Services, Inc.(1)	3,197	83,602
Tetra Technologies, Inc.(1)	22,188	226,318
TGC Industries, Inc.(1)	3,843	14,757
		2,199,889
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc. (The)	23,631	895,615
Nash Finch Co.	5,800	246,732
United Natural Foods, Inc.(1)	7,645	253,355
		1,395,702
FOOD PRODUCTS — 0.9%
Cal-Maine Foods, Inc.	500	14,490
Dole Food Co., Inc.(1)	6,824	62,440
J&J Snack Foods Corp.	8,049	337,494
Overhill Farms, Inc.(1)	32,343	147,484
Sanderson Farms, Inc.	4,369	189,134
TreeHouse Foods, Inc.(1)	2,916	134,428
		885,470
GAS UTILITIES — 2.1%
Laclede Group, Inc. (The)	12,630	434,725
New Jersey Resources Corp.	17,569	689,056
Northwest Natural Gas Co.	995	47,213
Piedmont Natural Gas Co., Inc.	2,636	76,444
South Jersey Industries, Inc.	6,027	298,156
Southwest Gas Corp.	16,031	538,481
		2,084,075
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Align Technology, Inc.(1)	7,453	145,930
American Medical Systems Holdings, Inc.(1)	29,509	577,786
Analogic Corp.	968	43,444
Cantel Medical Corp.	2,777	44,988
Cooper Cos., Inc. (The)	14,703	679,573
Cyberonics, Inc.(1)	4,674	124,702
Greatbatch, Inc.(1)	9,562	221,743
Haemonetics Corp.(1)	4,244	248,401
ICU Medical, Inc.(1)	305	11,374
Integra LifeSciences Holdings Corp.(1)	12,541	494,868
Invacare Corp.	42,428	1,124,766
Kensey Nash Corp.(1)	19,460	562,199
Medical Action Industries, Inc.(1)	1,884	17,050
Quidel Corp.(1)	11,966	131,506
Theragenics Corp.(1)	5,501	6,986
		4,435,316

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 4.2%
Amedisys, Inc.(1)	11,931	$ 283,958
AMN Healthcare Services, Inc.(1)	15,664	80,513
Amsurg Corp.(1)	2,671	46,689
Centene Corp.(1)	19,771	466,398
Cross Country Healthcare, Inc.(1)	5,838	41,975
Gentiva Health Services, Inc.(1)	10,164	222,083
Healthspring, Inc.(1)	17,237	445,404
HMS Holdings Corp.(1)	7,185	423,484
LHC Group, Inc.(1)	14,615	338,922
Magellan Health Services, Inc.(1)	12,607	595,555
Molina Healthcare, Inc.(1)	9,473	255,676
NovaMed, Inc.(1)	1,634	15,834
PharMerica Corp.(1)	3,421	32,602
Providence Service Corp. (The)(1)	2,503	41,024
PSS World Medical, Inc.(1)	26,480	566,142
Res-Care, Inc.(1)	3,502	46,472
Triple-S Management Corp., Class B(1)	8,846	149,055
		4,051,786
HEALTH CARE TECHNOLOGY — 0.5%
Medidata Solutions, Inc.(1)	13,106	251,635
Omnicell, Inc.(1)	1,946	25,454
Quality Systems, Inc.	2,703	179,236
		456,325
HOTELS, RESTAURANTS & LEISURE — 3.4%
AFC Enterprises, Inc.(1)	33,171	411,320
CEC Entertainment, Inc.(1)	26,407	906,552
Cracker Barrel Old Country Store, Inc.	17,788	902,919
Einstein Noah Restaurant Group, Inc.(1)	1,075	11,395
Isle of Capri Casinos, Inc.(1)	15,714	112,512
Multimedia Games, Inc.(1)	4,319	15,980
O'Charleys, Inc.(1)	5,840	41,990
Papa John's International, Inc.(1)	332	8,758
Peet's Coffee & Tea, Inc.(1)	6,382	218,456
PF Chang's China Bistro, Inc.	14,195	655,809
Ruby Tuesday, Inc.(1)	1,027	12,190
Ruth's Hospitality Group, Inc.(1)	4,957	19,878
Texas Roadhouse, Inc.(1)	610	8,577
		3,326,336
HOUSEHOLD DURABLES — 0.9%
American Greetings Corp., Class A	4,405	81,889
Blyth, Inc.	2,731	112,626
Brookfield Homes Corp.(1)	2,708	22,178
Furniture Brands International, Inc.(1)	16,394	88,200
Kid Brands, Inc.(1)	1,788	15,377
La-Z-Boy, Inc.(1)	21,386	180,498
Meritage Homes Corp.(1)	9,993	196,063
Standard Pacific Corp.(1)	34,698	137,751
Universal Electronics, Inc.(1)	3,035	63,280
		897,862
HOUSEHOLD PRODUCTS — 0.6%
Central Garden and Pet Co., Class A(1)	57,602	596,757

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

WD-40 Co.	824	$ 31,328
		628,085
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Mirant Corp.(1)	47,957	477,652
INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp.	2,849	68,917
INSURANCE — 2.9%
Allied World Assurance Co. Holdings Ltd.	7,029	397,771
American Financial Group, Inc.	22,684	693,677
American Safety Insurance Holdings Ltd.(1)	4,918	80,360
Aspen Insurance Holdings Ltd.	19,914	602,996
FBL Financial Group, Inc., Class A	2,403	62,430
First Mercury Financial Corp.	16,516	166,481
Flagstone Reinsurance Holdings SA	4,457	47,289
Hallmark Financial Services(1)	6,083	53,165
Horace Mann Educators Corp.	15,245	271,056
Maiden Holdings Ltd.	12,422	94,531
Meadowbrook Insurance Group, Inc.	10,037	90,032
National Financial Partners Corp.(1)	1,859	23,554
Navigators Group, Inc. (The)(1)	3,550	158,436
Platinum Underwriters Holdings Ltd.	603	26,243
Selective Insurance Group, Inc.	1,933	31,489
United Fire & Casualty Co.	964	20,446
Universal Insurance Holdings, Inc.	10,090	45,304
		2,865,260
INTERNET & CATALOG RETAIL — 0.3%
NutriSystem, Inc.	8,462	162,809
Shutterfly, Inc.(1)	3,590	93,304
		256,113
INTERNET SOFTWARE & SERVICES — 1.6%
Dice Holdings, Inc.(1)	3,127	26,517
DivX, Inc.(1)	1,841	17,545
EarthLink, Inc.	93,670	851,460
j2 Global Communications, Inc.(1)	22,419	533,348
LogMeIn, Inc.(1)	301	10,830
United Online, Inc.	28,601	163,598
		1,603,298
IT SERVICES — 2.5%
Acxiom Corp.(1)	47,045	746,134
CIBER, Inc.(1)	35,742	107,583
CSG Systems International, Inc.(1)	56,077	1,022,284
PRGX Global, Inc.(1)	8,104	45,950
TeleTech Holdings, Inc.(1)	20,009	296,933
VeriFone Systems, Inc.(1)	6,533	202,980
		2,421,864
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Arctic Cat, Inc.(1)	7,166	73,451
Brunswick Corp.	14,551	221,466
JAKKS Pacific, Inc.(1)	8,380	147,823
Nautilus, Inc.(1)	5,423	7,213
Polaris Industries, Inc.	11,676	760,108

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Sturm, Ruger & Co., Inc.	3,017	$ 41,152
		1,251,213
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Dionex Corp.(1)	102	8,817
PAREXEL International Corp.(1)	3,812	88,171
		96,988
MACHINERY — 5.0%
Alamo Group, Inc.	5,190	115,893
Altra Holdings, Inc.(1)	7,923	116,706
American Railcar Industries, Inc.(1)	5,363	84,092
Briggs & Stratton Corp.	9,867	187,572
Chart Industries, Inc.(1)	5,987	121,895
EnPro Industries, Inc.(1)	15,618	488,531
Force Protection, Inc.(1)	12,992	65,480
Hawk Corp., Class A(1)	15,169	656,363
Kadant, Inc.(1)	3,839	72,595
Lindsay Corp.	6,788	294,056
Mueller Industries, Inc.	10,293	272,661
NACCO Industries, Inc., Class A	1,540	134,581
Tennant Co.	7,280	224,952
Timken Co.	25,714	986,389
Toro Co. (The)	10,926	614,369
Watts Water Technologies, Inc., Class A	13,879	472,580
		4,908,715
MARINE — 0.3%
American Commercial Lines, Inc.(1)	9,121	254,294
Horizon Lines, Inc., Class A	13,331	55,990
		310,284
MEDIA — 0.2%
Journal Communications, Inc., Class A(1)	11,059	49,876
LodgeNet Interactive Corp.(1)	8,229	23,041
MDC Partners, Inc., Class A	4,033	53,921
Scholastic Corp.	2,857	79,482
		206,320
METALS & MINING — 0.5%
Golden Star Resources Ltd. New York Shares(1)	48,563	239,901
Hecla Mining Co.(1)	26,762	169,136
Olympic Steel, Inc.	2,643	60,763
		469,800
MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	4,628	109,406
Dollar Tree, Inc.(1)	12,691	618,813
Fred's, Inc., Class A	12,467	147,111
Tuesday Morning Corp.(1)	28,912	137,910
		1,013,240
MULTI-UTILITIES — 0.6%
Avista Corp.	14,422	301,131
CH Energy Group, Inc.	2,810	124,090
NorthWestern Corp.	4,574	130,359
		555,580
OIL, GAS & CONSUMABLE FUELS — 2.2%
DHT Holdings, Inc.	21,840	90,199

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Penn Virginia Corp.	10,778	$ 172,879
Petroleum Development Corp.(1)	5,809	160,328
SM Energy Co.	5,851	219,179
Stone Energy Corp.(1)	53,003	780,734
Swift Energy Co.(1)	10,029	281,614
World Fuel Services Corp.	17,170	446,592
		2,151,525
PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	10,239	150,616
Clearwater Paper Corp.(1)	6,655	506,312
KapStone Paper and Packaging Corp.(1)	31,112	377,700
Neenah Paper, Inc.	4,652	70,710
		1,105,338
PERSONAL PRODUCTS — 0.1%
China Sky One Medical, Inc.(1)	4,512	34,291
USANA Health Sciences, Inc.(1)	1,961	79,146
		113,437
PHARMACEUTICALS — 2.2%
Endo Pharmaceuticals Holdings, Inc.(1)	19,432	645,920
Medicis Pharmaceutical Corp., Class A	18,554	550,126
Par Pharmaceutical Cos., Inc.(1)	319	9,276
Santarus, Inc.(1)	52,283	157,372
ViroPharma, Inc.(1)	49,870	743,562
		2,106,256
PROFESSIONAL SERVICES — 0.4%
Administaff, Inc.	4,070	109,605
Dolan Co. (The)(1)	5,688	64,673
Exponent, Inc.(1)	659	22,136
GP Strategies Corp.(1)	1,848	16,798
Heidrick & Struggles International, Inc.	2,294	44,687
On Assignment, Inc.(1)	5,503	28,891
TrueBlue, Inc.(1)	3,156	43,079
VSE Corp.	452	15,942
		345,811
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.9%
Agree Realty Corp.	2,145	54,161
Ashford Hospitality Trust, Inc.(1)	974	8,815
BioMed Realty Trust, Inc.	652	11,684
Chesapeake Lodging Trust	1,128	18,454
Colonial Properties Trust	22,866	370,201
EastGroup Properties, Inc.	243	9,083
Equity LifeStyle Properties, Inc.	17,120	932,698
Extra Space Storage, Inc.	14,068	225,651
Getty Realty Corp.	1,312	35,201
Government Properties Income Trust	6,283	167,756
Gramercy Capital Corp.(1)	5,414	7,525
Home Properties, Inc.	11,320	598,828
Kilroy Realty Corp.	13,741	455,377
LaSalle Hotel Properties	7,287	170,443
Lexington Realty Trust	14,571	104,328
LTC Properties, Inc.	3,313	84,548
Medical Properties Trust, Inc.	28,826	292,296

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Mid-America Apartment Communities, Inc.	12,034	$ 701,341
Mission West Properties, Inc.	4,746	32,178
National Health Investors, Inc.	1,235	54,414
National Retail Properties, Inc.	18,044	453,085
Pebblebrook Hotel Trust(1)	7,397	133,220
Potlatch Corp.	4,289	145,826
PS Business Parks, Inc.	11,057	625,494
Sovran Self Storage, Inc.	7,386	279,929
Tanger Factory Outlet Centers	11,810	556,723
UMH Properties, Inc.	2,882	30,953
Universal Health Realty Income Trust	3,360	115,618
		6,675,830
ROAD & RAIL — 0.1%
Heartland Express, Inc.	5,186	77,116
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Applied Micro Circuits Corp.(1)	9,457	94,570
ASM International NV New York Shares(1)	9,253	235,396
Cypress Semiconductor Corp.(1)	35,771	449,999
DSP Group, Inc.(1)	6,419	44,933
Exar Corp.(1)	4,717	28,255
FEI Co.(1)	16,150	316,056
Integrated Device Technology, Inc.(1)	38,060	222,651
Lattice Semiconductor Corp.(1)	93,453	443,902
Micrel, Inc.	9,471	93,384
MKS Instruments, Inc.(1)	17,932	322,417
RF Micro Devices, Inc.(1)	17,775	109,138
Rudolph Technologies, Inc.(1)	4,283	35,592
Sigma Designs, Inc.(1)	21,381	245,668
Skyworks Solutions, Inc.(1)	26,450	546,986
Standard Microsystems Corp.(1)	26,578	606,244
Tessera Technologies, Inc.(1)	21,786	403,041
		4,198,232
SOFTWARE — 3.1%
ACI Worldwide, Inc.(1)	818	18,315
Epicor Software Corp.(1)	5,986	52,078
EPIQ Systems, Inc.	1,714	21,014
Magma Design Automation, Inc.(1)	13,822	51,141
Manhattan Associates, Inc.(1)	11,757	345,068
Net 1 UEPS Technologies, Inc.(1)	3,746	43,304
NetScout Systems, Inc.(1)	11,436	234,552
Opnet Technologies, Inc.	4,281	77,700
Progress Software Corp.(1)	16,522	546,878
QAD, Inc.(1)	2,978	12,389
Radiant Systems, Inc.(1)	3,806	65,083
Rosetta Stone, Inc.(1)	19,481	413,776
TIBCO Software, Inc.(1)	55,431	983,346
Websense, Inc.(1)	6,508	115,452
		2,980,096
SPECIALTY RETAIL — 4.1%
Asbury Automotive Group, Inc.(1)	2,271	31,953
Books-A-Million, Inc.	2,166	12,996
Cato Corp. (The), Class A	11,318	302,870

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Children's Place Retail Stores, Inc. (The)(1)	11,096	$ 541,152
Finish Line, Inc. (The), Class A	23,704	329,723
Genesco, Inc.(1)	15,394	459,973
Hot Topic, Inc.	4,936	29,567
Jo-Ann Stores, Inc.(1)	28,037	1,249,048
MarineMax, Inc.(1)	7,445	52,413
OfficeMax, Inc.(1)	19,150	250,673
Rent-A-Center, Inc.	16,492	369,091
Sonic Automotive, Inc., Class A(1)	16,358	160,799
Stage Stores, Inc.	14,712	191,256
Stein Mart, Inc.(1)	1,380	12,185
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,497	43,712
		4,037,411
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Carter's, Inc.(1)	10,667	280,862
Culp, Inc.(1)	616	6,037
Deckers Outdoor Corp.(1)	4,590	229,316
Lacrosse Footwear, Inc.	1,112	15,357
Liz Claiborne, Inc.(1)	24,851	151,094
Maidenform Brands, Inc.(1)	5,243	151,261
Oxford Industries, Inc.	8,900	211,642
Perry Ellis International, Inc.(1)	16,035	350,365
Quiksilver, Inc.(1)	30,905	120,838
RG Barry Corp.	1,363	14,025
Skechers U.S.A., Inc., Class A(1)	7,314	171,806
Steven Madden Ltd.(1)	4,002	164,322
Weyco Group, Inc.	335	8,114
Wolverine World Wide, Inc.	16,248	471,354
		2,346,393
THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	6,762	35,095
Brookline Bancorp., Inc.	2,683	26,777
Charter Financial Corp.	1,540	12,628
Provident Financial Services, Inc.	16,095	198,934
TrustCo Bank Corp. NY	48,145	267,686
		541,120
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	4,604	140,882
DXP Enterprises, Inc.(1)	455	8,636
Kaman Corp.	1,786	46,811
TAL International Group, Inc.	2,531	61,301
		257,630
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
USA Mobility, Inc.	18,393	294,840
TOTAL COMMON STOCKS & RIGHTS
(Cost $82,364,057)		96,888,148

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	8,233	$ 8,233
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $611,699), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $600,002)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $608,233)		608,233
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $82,972,290)		97,496,381
OTHER ASSETS AND LIABILITIES — (0.2)%		(175,744)
TOTAL NET ASSETS — 100.0%		$97,320,637

Notes to Schedule of Investments

(1)	Non-income producing.

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks and Rights	$96,820,615	$ 67,533	–
Temporary Cash Investments	8,233	600,000	–
Total Value of Investment Securities	$96,828,848	$667,533	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,629,065
Gross tax appreciation of investments	$14,319,925
Gross tax depreciation of investments	(2,452,609)
Net tax appreciation (depreciation) of investments	$11,867,316

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

September 30, 2010

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS & RIGHTS — 99.4%
AEROSPACE & DEFENSE — 2.7%
AAR Corp.(1)	35,757	$ 667,226
American Science & Engineering, Inc.	5,647	415,902
Applied Signal Technology, Inc.	7,256	180,529
Astronics Corp.(1)	3,344	58,353
Ceradyne, Inc.(1)	16,530	385,975
Cubic Corp.	59,576	2,430,701
Curtiss-Wright Corp.	3,736	113,201
Ducommun, Inc.	9,308	202,728
Esterline Technologies Corp.(1)	20,606	1,179,281
GenCorp, Inc.(1)	6,500	31,980
Moog, Inc., Class A(1)	32,346	1,148,606
Orbital Sciences Corp.(1)	23,745	363,299
Teledyne Technologies, Inc.(1)	4,926	196,153
		7,373,934
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc.(1)	12,964	652,089
Forward Air Corp.	2,956	76,856
Hub Group, Inc., Class A(1)	43,118	1,261,633
		1,990,578
AIRLINES — 0.5%
Allegiant Travel Co.	20,091	850,251
Hawaiian Holdings, Inc.(1)	70,844	424,355
Republic Airways Holdings, Inc.(1)	895	7,411
		1,282,017
AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co.	71,357	1,400,738
Spartan Motors, Inc.	19,472	90,350
Standard Motor Products, Inc.	17,708	186,465
		1,677,553
BIOTECHNOLOGY — 1.8%
Cubist Pharmaceuticals, Inc.(1)	143,689	3,360,886
Emergent Biosolutions, Inc.(1)	6,743	116,384
Infinity Pharmaceuticals, Inc.(1)	3,121	17,197
Martek Biosciences Corp.(1)	49,380	1,117,469
OncoGenex Pharmaceutical, Inc.(1)	6,566	97,440
Osiris Therapeutics, Inc.(1)	7,898	57,498
QLT, Inc.(1)	2,138	13,469
Vanda Pharmaceuticals, Inc.(1)	17,843	119,191
		4,899,534
BUILDING PRODUCTS — 0.7%
Apogee Enterprises, Inc.	65,261	597,138
Gibraltar Industries, Inc.(1)	54,141	486,186
Simpson Manufacturing Co., Inc.	32,207	830,297
		1,913,621
CAPITAL MARKETS — 1.8%
BGC Partners, Inc., Class A	77,257	461,224
Calamos Asset Management, Inc., Class A	116,857	1,343,856
Evercore Partners, Inc., Class A	2,510	71,811
Gladstone Investment Corp.	281	1,883

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Hercules Technology Growth Capital, Inc.	54,679	$ 552,805
Investment Technology Group, Inc.(1)	65,869	936,657
optionsXpress Holdings, Inc.(1)	103,537	1,590,328
		4,958,564
CHEMICALS — 1.6%
Innophos Holdings, Inc.	61,935	2,050,049
Innospec, Inc.(1)	29,990	456,748
KMG Chemicals, Inc.	14,716	207,348
Koppers Holdings, Inc.	2,754	74,000
Minerals Technologies, Inc.	4,977	293,245
OM Group, Inc.(1)	8,377	252,315
PolyOne Corp.(1)	33,434	404,217
Stepan Co.	10,126	598,548
		4,336,470
COMMERCIAL BANKS — 6.0%
Bank of Hawaii Corp.	5,620	252,450
Bank of the Ozarks, Inc.	5,029	186,526
Boston Private Financial Holdings, Inc.	16,684	109,113
City Holding Co.	1,262	38,706
City National Corp.	10,155	538,926
Columbia Banking System, Inc.	21,190	416,384
Community Bank System, Inc.	41,503	954,984
CVB Financial Corp.	64,503	484,418
Enterprise Financial Services Corp.	3,347	31,127
First Bancorp.(1)	30,408	8,514
First Financial Bankshares, Inc.	2,864	134,579
First Midwest Bancorp., Inc.	72,487	835,775
Glacier Bancorp., Inc.	6,758	98,667
Hancock Holding Co.	26,409	794,119
IBERIABANK Corp.	4,600	229,908
Independent Bank Corp.	10,126	228,038
MainSource Financial Group, Inc.	6,436	49,171
NBT Bancorp., Inc.	40,233	887,942
Old Second Bancorp., Inc.	8,396	11,754
Pacific Capital Bancorp Rights.(1)	386,764	239,794
PacWest Bancorp.	13,985	266,554
Prosperity Bancshares, Inc.	33,902	1,100,798
S&T Bancorp., Inc.	2,405	41,895
Signature Bank(1)	41,185	1,599,625
Sterling Bancorp.	29,827	259,197
Sterling Bancshares, Inc.	95,921	515,096
SVB Financial Group(1)	35,010	1,481,623
Tompkins Financial Corp.	12,443	493,489
Trustmark Corp.	21,226	461,453
UMB Financial Corp.	41,177	1,462,195
Umpqua Holdings Corp.	82,732	938,181
United Bankshares, Inc.	22,248	553,753
West Bancorp., Inc.(1)	3,357	21,149
Westamerica Bancorp.	8,841	481,746
Western Alliance Bancorp.(1)	15,826	106,034
Wilshire Bancorp., Inc.	6,736	44,053
		16,357,736

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	17,651	$ 381,085
American Reprographics Co.(1)	31,475	247,079
APAC Customer Services, Inc.(1)	37,242	210,790
ATC Technology Corp.(1)	15,515	383,841
Bowne & Co., Inc.	36,595	414,622
Consolidated Graphics, Inc.(1)	14,754	611,553
G&K Services, Inc., Class A	1,866	42,657
Geo Group, Inc. (The)(1)	11,169	260,796
Interface, Inc., Class A	27,304	388,536
M&F Worldwide Corp.(1)	6,838	166,505
Tetra Tech, Inc.(1)	101,062	2,119,270
Unifirst Corp.	20,437	902,294
United Stationers, Inc.(1)	1,330	71,168
US Ecology, Inc.	2,613	41,808
Viad Corp.	6,068	117,355
		6,359,359
COMMUNICATIONS EQUIPMENT — 3.0%
Anaren, Inc.(1)	1,724	28,946
Arris Group, Inc.(1)	301,580	2,946,437
Comtech Telecommunications Corp.(1)	45,630	1,247,980
DG FastChannel, Inc.(1)	367	7,982
Harmonic, Inc.(1)	110,697	761,595
InterDigital, Inc.(1)	27,159	804,178
Oplink Communications, Inc.(1)	4,561	90,490
Opnext, Inc.(1)	27,161	42,643
PC-Tel, Inc.(1)	17,747	108,967
Sierra Wireless, Inc.(1)	98,777	1,024,317
Symmetricom, Inc.(1)	66,442	380,048
Tekelec(1)	60,037	778,080
		8,221,663
COMPUTERS & PERIPHERALS — 1.4%
Novatel Wireless, Inc.(1)	134,146	1,057,070
Rimage Corp.(1)	456	7,497
STEC, Inc.(1)	47,141	586,905
Synaptics, Inc.(1)	79,804	2,245,685
		3,897,157
CONSTRUCTION & ENGINEERING — 1.9%
Dycom Industries, Inc.(1)	126,515	1,263,885
EMCOR Group, Inc.(1)	107,093	2,633,417
Insituform Technologies, Inc., Class A(1)	37,088	896,788
Michael Baker Corp.(1)	10,873	358,374
		5,152,464
CONSUMER FINANCE — 1.1%
Advance America Cash Advance Centers, Inc.	124,191	500,490
Cash America International, Inc.	31,862	1,115,170
First Cash Financial Services, Inc.(1)	30,045	833,749
First Marblehead Corp. (The)(1)	3,160	7,394
QC Holdings, Inc.	2,746	10,682
Rewards Network, Inc.	360	5,166
World Acceptance Corp.(1)	14,293	631,179
		3,103,830

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

CONTAINERS & PACKAGING — 0.1%
Boise, Inc.(1)	23,769	$ 154,261
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	15,784	488,673
DIVERSIFIED CONSUMER SERVICES — 1.7%
Capella Education Co.(1)	20,647	1,602,620
Coinstar, Inc.(1)	28,096	1,207,847
Corinthian Colleges, Inc.(1)	102,024	716,208
Hillenbrand, Inc.	2,942	63,282
Mac-Gray Corp.	3,689	44,748
Pre-Paid Legal Services, Inc.(1)	9,426	589,031
Universal Technical Institute, Inc.	22,481	439,504
		4,663,240
DIVERSIFIED FINANCIAL SERVICES — 0.3%
PHH Corp.(1)	33,069	696,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
IDT Corp., Class B(1)	34,468	613,186
Neutral Tandem, Inc.(1)	17,549	209,710
		822,896
ELECTRIC UTILITIES — 0.9%
Central Vermont Public Service Corp.	18,198	367,054
Maine & Maritimes Corp.	6,295	282,645
UIL Holdings Corp.	10,218	287,739
UniSource Energy Corp.	44,959	1,502,979
		2,440,417
ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	22,417	960,344
General Cable Corp.(1)	900	24,408
GrafTech International Ltd.(1)	53,327	833,501
II-VI, Inc.(1)	1,470	54,875
Powell Industries, Inc.(1)	35,343	1,099,874
Vicor Corp.	2,293	33,501
		3,006,503
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Agilysys, Inc.(1)	19,615	127,498
Anixter International, Inc.(1)	5,147	277,887
Benchmark Electronics, Inc.(1)	103,911	1,704,140
Celestica, Inc.(1)	55,718	469,703
CTS Corp.	36,548	351,592
Electro Scientific Industries, Inc.(1)	16,646	184,937
Gerber Scientific, Inc.(1)	28,641	176,715
Insight Enterprises, Inc.(1)	80,308	1,256,017
Littelfuse, Inc.(1)	5,693	248,784
Methode Electronics, Inc.	194,478	1,765,860
Multi-Fineline Electronix, Inc.(1)	1,589	34,942
Newport Corp.(1)	40,967	464,566
Plexus Corp.(1)	3,227	94,712
Radisys Corp.(1)	41,680	392,626
Tech Data Corp.(1)	11,491	463,087
Technitrol, Inc.	74,070	326,649
Vishay Intertechnology, Inc.(1)	23,683	229,251
		8,568,966

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc.(1)	10,586	$ 90,193
Cal Dive International, Inc.(1)	30,880	168,914
Dril-Quip, Inc.(1)	13,378	830,908
ENGlobal Corp.(1)	23,985	60,442
ION Geophysical Corp.(1)	33,070	169,980
Lufkin Industries, Inc.	4,556	200,008
Matrix Service Co.(1)	59,510	520,713
Oil States International, Inc.(1)	65,493	3,048,699
SEACOR Holdings, Inc.(1)	3,620	308,279
T-3 Energy Services, Inc.(1)	8,643	226,014
Tetra Technologies, Inc.(1)	62,044	632,849
TGC Industries, Inc.(1)	10,047	38,580
		6,295,579
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc. (The)	66,912	2,535,965
Nash Finch Co.	16,584	705,483
United Natural Foods, Inc.(1)	21,844	723,910
		3,965,358
FOOD PRODUCTS — 0.9%
Cal-Maine Foods, Inc.	1,294	37,500
Dole Food Co., Inc.(1)	18,702	171,123
J&J Snack Foods Corp.	23,601	989,590
Overhill Farms, Inc.(1)	95,118	433,738
Sanderson Farms, Inc.	12,732	551,168
TreeHouse Foods, Inc.(1)	7,096	327,126
		2,510,245
GAS UTILITIES — 2.1%
Laclede Group, Inc. (The)	35,414	1,218,950
New Jersey Resources Corp.	45,426	1,781,608
Northwest Natural Gas Co.	4,636	219,978
Piedmont Natural Gas Co., Inc.	5,269	152,801
South Jersey Industries, Inc.	19,153	947,499
Southwest Gas Corp.	44,813	1,505,268
		5,826,104
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Align Technology, Inc.(1)	21,526	421,479
American Medical Systems Holdings, Inc.(1)	82,856	1,622,321
Analogic Corp.	3,005	134,864
Cantel Medical Corp.	5,638	91,336
Cooper Cos., Inc. (The)	41,740	1,929,223
Cyberonics, Inc.(1)	12,930	344,972
Greatbatch, Inc.(1)	26,930	624,507
Haemonetics Corp.(1)	12,931	756,851
ICU Medical, Inc.(1)	1,235	46,053
Integra LifeSciences Holdings Corp.(1)	35,555	1,403,000
Invacare Corp.	118,918	3,152,516
Kensey Nash Corp.(1)	55,040	1,590,106
Medical Action Industries, Inc.(1)	5,473	49,531
Quidel Corp.(1)	31,315	344,152
Theragenics Corp.(1)	14,105	17,913
		12,528,824

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 4.2%
Amedisys, Inc.(1)	34,128	$ 812,246
AMN Healthcare Services, Inc.(1)	45,449	233,608
Amsurg Corp.(1)	8,039	140,522
Centene Corp.(1)	55,195	1,302,050
Cross Country Healthcare, Inc.(1)	16,510	118,707
Gentiva Health Services, Inc.(1)	29,480	644,138
Healthspring, Inc.(1)	48,753	1,259,778
HMS Holdings Corp.(1)	21,434	1,263,320
LHC Group, Inc.(1)	41,725	967,603
Magellan Health Services, Inc.(1)	34,433	1,626,615
Molina Healthcare, Inc.(1)	26,581	717,421
NovaMed, Inc.(1)	4,899	47,471
PharMerica Corp.(1)	8,133	77,507
Providence Service Corp. (The)(1)	6,995	114,648
PSS World Medical, Inc.(1)	75,521	1,614,639
Res-Care, Inc.(1)	9,366	124,287
Triple-S Management Corp., Class B(1)	27,424	462,094
		11,526,654
HEALTH CARE TECHNOLOGY — 0.5%
Medidata Solutions, Inc.(1)	38,329	735,917
Omnicell, Inc.(1)	7,775	101,697
Quality Systems, Inc.	8,672	575,040
		1,412,654
HOTELS, RESTAURANTS & LEISURE — 3.4%
AFC Enterprises, Inc.(1)	96,138	1,192,111
CEC Entertainment, Inc.(1)	75,338	2,586,354
Cracker Barrel Old Country Store, Inc.	50,076	2,541,858
Einstein Noah Restaurant Group, Inc.(1)	1,403	14,872
Isle of Capri Casinos, Inc.(1)	43,827	313,801
Multimedia Games, Inc.(1)	13,971	51,693
O'Charleys, Inc.(1)	18,974	136,423
Papa John's International, Inc.(1)	579	15,274
Peet's Coffee & Tea, Inc.(1)	17,375	594,746
PF Chang's China Bistro, Inc.	39,635	1,831,137
Ruby Tuesday, Inc.(1)	3,476	41,260
Ruth's Hospitality Group, Inc.(1)	12,525	50,225
Texas Roadhouse, Inc.(1)	2,081	29,259
		9,399,013
HOUSEHOLD DURABLES — 0.9%
American Greetings Corp., Class A	12,147	225,813
Blyth, Inc.	7,930	327,033
Brookfield Homes Corp.(1)	3,884	31,810
Furniture Brands International, Inc.(1)	46,693	251,208
Kid Brands, Inc.(1)	2,345	20,167
La-Z-Boy, Inc.(1)	62,678	529,002
Meritage Homes Corp.(1)	27,589	541,296
Standard Pacific Corp.(1)	96,721	383,983
Universal Electronics, Inc.(1)	7,847	163,610
		2,473,922
HOUSEHOLD PRODUCTS — 0.6%
Central Garden and Pet Co., Class A(1)	164,063	1,699,693

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

WD-40 Co.	2,104	$ 79,994
		1,779,687
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Mirant Corp.(1)	134,569	1,340,307
INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp.	8,309	200,995
INSURANCE — 2.9%
Allied World Assurance Co. Holdings Ltd.	17,050	964,859
American Financial Group, Inc.	62,986	1,926,112
American Safety Insurance Holdings Ltd.(1)	12,359	201,946
Aspen Insurance Holdings Ltd.	56,460	1,709,609
FBL Financial Group, Inc., Class A	7,221	187,602
First Mercury Financial Corp.	49,535	499,313
Flagstone Reinsurance Holdings SA	13,354	141,686
Hallmark Financial Services(1)	16,112	140,819
Horace Mann Educators Corp.	43,893	780,418
Maiden Holdings Ltd.	37,109	282,399
Meadowbrook Insurance Group, Inc.	25,018	224,411
National Financial Partners Corp.(1)	6,808	86,257
Navigators Group, Inc. (The)(1)	10,816	482,718
Platinum Underwriters Holdings Ltd.	2,468	107,407
Selective Insurance Group, Inc.	5,371	87,494
United Fire & Casualty Co.	2,625	55,676
Universal Insurance Holdings, Inc.	28,506	127,992
		8,006,718
INTERNET & CATALOG RETAIL — 0.3%
NutriSystem, Inc.	23,831	458,509
Shutterfly, Inc.(1)	10,970	285,110
		743,619
INTERNET SOFTWARE & SERVICES — 1.6%
Dice Holdings, Inc.(1)	3,399	28,824
DivX, Inc.(1)	1,383	13,180
EarthLink, Inc.	261,910	2,380,762
j2 Global Communications, Inc.(1)	63,884	1,519,800
LogMeIn, Inc.(1)	91	3,274
United Online, Inc.	82,487	471,826
		4,417,666
IT SERVICES — 2.4%
Acxiom Corp.(1)	131,655	2,088,048
CIBER, Inc.(1)	94,752	285,204
CSG Systems International, Inc.(1)	153,209	2,793,000
PRGX Global, Inc.(1)	23,270	131,941
TeleTech Holdings, Inc.(1)	53,779	798,080
VeriFone Systems, Inc.(1)	17,441	541,892
		6,638,165
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Arctic Cat, Inc.(1)	21,293	218,253
Brunswick Corp.	41,753	635,481
JAKKS Pacific, Inc.(1)	22,966	405,120
Nautilus, Inc.(1)	22,280	29,632
Polaris Industries, Inc.	33,047	2,151,360

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Sturm, Ruger & Co., Inc.	8,239	$ 112,380
		3,552,226
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Dionex Corp.(1)	991	85,662
PAREXEL International Corp.(1)	10,549	243,998
		329,660
MACHINERY — 4.9%
Alamo Group, Inc.	12,703	283,658
Altra Holdings, Inc.(1)	20,222	297,870
American Railcar Industries, Inc.(1)	14,014	219,740
Briggs & Stratton Corp.	27,920	530,759
Chart Industries, Inc.(1)	15,714	319,937
EnPro Industries, Inc.(1)	42,892	1,341,662
Force Protection, Inc.(1)	33,692	169,808
Hawk Corp., Class A(1)	42,089	1,821,191
Kadant, Inc.(1)	9,321	176,260
Lindsay Corp.	18,457	799,557
Mueller Industries, Inc.	27,022	715,813
NACCO Industries, Inc., Class A	4,396	384,166
Tennant Co.	20,867	644,790
Timken Co.	70,863	2,718,305
Toro Co. (The)	28,989	1,630,052
Watts Water Technologies, Inc., Class A	39,826	1,356,075
		13,409,643
MARINE — 0.3%
American Commercial Lines, Inc.(1)	26,078	727,054
Horizon Lines, Inc., Class A	41,139	172,784
		899,838
MEDIA — 0.2%
Journal Communications, Inc., Class A(1)	29,978	135,201
LodgeNet Interactive Corp.(1)	20,395	57,106
MDC Partners, Inc., Class A	14,270	190,790
Scholastic Corp.	7,426	206,591
		589,688
METALS & MINING — 0.5%
Golden Star Resources Ltd. New York Shares(1)	139,921	691,210
Hecla Mining Co.(1)	76,084	480,851
Olympic Steel, Inc.	7,446	171,183
		1,343,244
MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	13,387	316,469
Dollar Tree, Inc.(1)	35,812	1,746,193
Fred's, Inc., Class A	32,434	382,721
Tuesday Morning Corp.(1)	80,358	383,308
		2,828,691
MULTI-UTILITIES — 0.6%
Avista Corp.	42,711	891,806
CH Energy Group, Inc.	7,956	351,337
NorthWestern Corp.	16,474	469,509
		1,712,652
OIL, GAS & CONSUMABLE FUELS — 2.2%
DHT Holdings, Inc.	52,896	218,460

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Penn Virginia Corp.	31,492	$ 505,132
Petroleum Development Corp.(1)	16,241	448,252
SM Energy Co.	15,465	579,319
Stone Energy Corp.(1)	148,667	2,189,865
Swift Energy Co.(1)	28,757	807,496
World Fuel Services Corp.	50,165	1,304,792
		6,053,316
PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	28,186	414,616
Clearwater Paper Corp.(1)	18,668	1,420,261
KapStone Paper and Packaging Corp.(1)	87,718	1,064,897
Neenah Paper, Inc.	11,961	181,807
		3,081,581
PERSONAL PRODUCTS — 0.1%
China Sky One Medical, Inc.(1)	11,912	90,531
USANA Health Sciences, Inc.(1)	5,839	235,662
		326,193
PHARMACEUTICALS — 2.1%
Endo Pharmaceuticals Holdings, Inc.(1)	51,592	1,714,918
Medicis Pharmaceutical Corp., Class A	52,478	1,555,973
Par Pharmaceutical Cos., Inc.(1)	580	16,867
Santarus, Inc.(1)	152,714	459,669
ViroPharma, Inc.(1)	139,096	2,073,921
		5,821,348
PROFESSIONAL SERVICES — 0.4%
Administaff, Inc.	11,906	320,629
Dolan Co. (The)(1)	17,858	203,045
Exponent, Inc.(1)	3,091	103,827
GP Strategies Corp.(1)	5,396	49,050
Heidrick & Struggles International, Inc.	6,385	124,380
On Assignment, Inc.(1)	10,818	56,794
TrueBlue, Inc.(1)	9,300	126,945
VSE Corp.	1,523	53,716
		1,038,386
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.9%
Agree Realty Corp.	3,153	79,613
Ashford Hospitality Trust, Inc.(1)	3,535	31,992
BioMed Realty Trust, Inc.	3,512	62,935
Chesapeake Lodging Trust	2,442	39,951
Colonial Properties Trust	65,973	1,068,103
EastGroup Properties, Inc.	525	19,624
Equity LifeStyle Properties, Inc.	47,856	2,607,195
Extra Space Storage, Inc.	41,298	662,420
Getty Realty Corp.	2,995	80,356
Government Properties Income Trust	21,155	564,839
Gramercy Capital Corp.(1)	24,450	33,985
Home Properties, Inc.	30,471	1,611,916
Kilroy Realty Corp.	39,860	1,320,960
LaSalle Hotel Properties	20,953	490,091
Lexington Realty Trust	40,095	287,080
LTC Properties, Inc.	5,049	128,850
Medical Properties Trust, Inc.	85,043	862,336

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Mid-America Apartment Communities, Inc.	34,247	$ 1,995,915
Mission West Properties, Inc.	12,588	85,347
National Health Investors, Inc.	3,597	158,484
National Retail Properties, Inc.	52,353	1,314,584
Pebblebrook Hotel Trust(1)	21,841	393,356
Potlatch Corp.	12,786	434,724
PS Business Parks, Inc.	30,659	1,734,380
Sovran Self Storage, Inc.	21,229	804,579
Tanger Factory Outlet Centers	33,335	1,571,412
UMH Properties, Inc.	10,526	113,049
Universal Health Realty Income Trust	11,065	380,747
		18,938,823
ROAD & RAIL — 0.1%
Heartland Express, Inc.	16,352	243,154
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Applied Micro Circuits Corp.(1)	25,202	252,020
ASM International NV New York Shares(1)	27,154	690,798
Cypress Semiconductor Corp.(1)	102,853	1,293,891
DSP Group, Inc.(1)	19,069	133,483
Exar Corp.(1)	6,196	37,114
FEI Co.(1)	44,457	870,023
Integrated Device Technology, Inc.(1)	106,850	625,073
Lattice Semiconductor Corp.(1)	263,865	1,253,359
Micrel, Inc.	28,750	283,475
MKS Instruments, Inc.(1)	50,233	903,189
RF Micro Devices, Inc.(1)	52,329	321,300
Rudolph Technologies, Inc.(1)	7,787	64,710
Sigma Designs, Inc.(1)	60,674	697,144
Skyworks Solutions, Inc.(1)	71,128	1,470,927
Standard Microsystems Corp.(1)	75,724	1,727,264
Tessera Technologies, Inc.(1)	62,125	1,149,313
		11,773,083
SOFTWARE — 3.1%
ACI Worldwide, Inc.(1)	509	11,397
Epicor Software Corp.(1)	16,600	144,420
EPIQ Systems, Inc.	6,799	83,356
Magma Design Automation, Inc.(1)	34,290	126,873
Manhattan Associates, Inc.(1)	34,630	1,016,390
Net 1 UEPS Technologies, Inc.(1)	11,706	135,321
NetScout Systems, Inc.(1)	32,840	673,548
Opnet Technologies, Inc.	12,705	230,596
Progress Software Corp.(1)	47,135	1,560,169
QAD, Inc.(1)	4,788	19,918
Radiant Systems, Inc.(1)	12,224	209,030
Rosetta Stone, Inc.(1)	54,964	1,167,435
TIBCO Software, Inc.(1)	150,213	2,664,779
Websense, Inc.(1)	19,578	347,314
		8,390,546
SPECIALTY RETAIL — 4.1%
Asbury Automotive Group, Inc.(1)	5,507	77,484
Books-A-Million, Inc.	6,378	38,268
Cato Corp. (The), Class A	33,286	890,733

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Children's Place Retail Stores, Inc. (The)(1)	31,155	$ 1,519,429
Finish Line, Inc. (The), Class A	66,574	926,044
Genesco, Inc.(1)	44,864	1,340,536
Hot Topic, Inc.	8,028	48,088
Jo-Ann Stores, Inc.(1)	77,510	3,453,071
MarineMax, Inc.(1)	20,428	143,813
OfficeMax, Inc.(1)	54,294	710,709
Rent-A-Center, Inc.	44,258	990,494
Sonic Automotive, Inc., Class A(1)	46,789	459,936
Stage Stores, Inc.	39,541	514,033
Stein Mart, Inc.(1)	1,693	14,949
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,964	115,749
		11,243,336
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Carter's, Inc.(1)	28,569	752,222
Culp, Inc.(1)	2,375	23,275
Deckers Outdoor Corp.(1)	13,147	656,824
Lacrosse Footwear, Inc.	1,504	20,770
Liz Claiborne, Inc.(1)	71,513	434,799
Maidenform Brands, Inc.(1)	15,357	443,049
Oxford Industries, Inc.	25,174	598,638
Perry Ellis International, Inc.(1)	44,583	974,139
Quiksilver, Inc.(1)	89,643	350,504
RG Barry Corp.	4,417	45,451
Skechers U.S.A., Inc., Class A(1)	20,998	493,243
Steven Madden Ltd.(1)	12,031	493,993
Weyco Group, Inc.	1,003	24,293
Wolverine World Wide, Inc.	46,147	1,338,724
		6,649,924
THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	12,750	66,172
Brookline Bancorp., Inc.	6,571	65,579
Charter Financial Corp.	6,566	53,841
Provident Financial Services, Inc.	47,958	592,761
TrustCo Bank Corp. NY	143,526	798,005
		1,576,358
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	13,279	406,337
DXP Enterprises, Inc.(1)	1,049	19,910
Kaman Corp.	6,232	163,341
TAL International Group, Inc.	6,518	157,866
		747,454
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
USA Mobility, Inc.	51,114	819,357
TOTAL COMMON STOCKS & RIGHTS
(Cost $240,248,079)		272,799,880

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	45,161	$ 45,161
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $509,749), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $500,001)		500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $545,161)		545,161
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $240,793,240)		273,345,041
OTHER ASSETS AND LIABILITIES — 0.4%		1,101,547
TOTAL NET ASSETS — 100.0%		$274,446,588

Notes to Schedule of Investments

(1)	Non-income producing.

Small Company – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks and Rights	$272,560,086	$239,794	–
Temporary Cash Investments	45,161	500,000	–
Total Value of Investment Securities	$272,605,247	$739,794	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$241,483,159
Gross tax appreciation of investments	$ 49,777,382
Gross tax depreciation of investments	(17,915,500)
Net tax appreciation (depreciation) of investments	$ 31,861,882

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

September 30, 2010

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

U.S. TREASURY SECURITIES — 47.7%
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	$ 477,791	$ 483,950
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	214,862	225,134
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	811,142	839,975
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	1,279,209	1,359,459
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	696,222	715,586
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	908,063	965,881
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	1,817,015	1,950,737
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	236,932	249,519
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	925,264	1,001,815
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	1,866,761	1,996,998
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	241,438	248,341
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	369,871	402,552
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	164,763	180,840
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	216,212	244,083
U.S. Treasury Notes, 1.875%, 6/30/15(1)	625,000	644,288
U.S. Treasury Notes, 1.25%, 8/31/15(1)	700,000	700,109
TOTAL U.S. TREASURY SECURITIES
(Cost $12,091,796)		12,209,267
COMMON STOCKS — 15.6%
CHEMICALS — 0.5%
Agrium, Inc.	934	70,041
Mosaic Co. (The)	979	57,526
		127,567
ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	1,841	78,427
Diamond Offshore Drilling, Inc.	423	28,667
Ensco plc ADR	472	21,112
Halliburton Co.	2,500	82,675
Nabors Industries Ltd.(2)	904	16,326
Patterson-UTI Energy, Inc.	2,084	35,595
Schlumberger Ltd.	2,847	175,404
Tidewater, Inc.	519	23,256
Weatherford International Ltd.(2)	1,168	19,973
		481,435
FOOD PRODUCTS — 0.1%
Origin Agritech Ltd.(2)	4,738	38,757
METALS & MINING — 4.4%
Agnico-Eagle Mines Ltd.	302	21,471
Anglo Platinum Ltd. ADR(2)	84	7,896
Aquarius Platinum Ltd.	6,920	37,025
Barrick Gold Corp.	2,394	110,818
Bear Creek Mining Corp.(2)	4,917	29,008
BHP Billiton Ltd. ADR	419	31,978
Canaco Resources, Inc.(2)	21,417	71,605
Compania de Minas Buenaventura SA ADR	332	15,000
Dundee Precious Metals, Inc.(2)	4,610	28,227
Eldorado Gold Corp.	743	13,735
Franco-Nevada Corp.	1,267	39,861

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	845	$ 72,155
Fresnillo plc	941	18,359
Goldcorp, Inc. New York Shares	2,026	88,172
IAMGOLD Corp.	1,024	18,135
Ivanhoe Mines Ltd.(2)	4,660	109,333
Newmont Mining Corp.	1,096	68,840
Osisko Mining Corp.(2)	3,155	44,922
Pan American Silver Corp.	631	18,671
Randgold Resources Ltd. ADR	383	38,859
Royal Gold, Inc.	840	41,866
SEMAFO, Inc.(2)	3,106	29,342
Silver Wheaton Corp.(2)	1,908	50,848
Silvercorp Metals, Inc.	1,852	15,335
Stillwater Mining Co.(2)	686	11,552
Teck Resources Ltd., Class B	1,312	54,002
Vale SA ADR	1,069	33,428
		1,120,443
OIL, GAS & CONSUMABLE FUELS — 8.3%
Alpha Natural Resources, Inc.(2)	846	34,813
Anadarko Petroleum Corp.	499	28,468
Apache Corp.	1,079	105,483
Cabot Oil & Gas Corp.	513	15,446
Cameco Corp.	917	25,428
Canadian Natural Resources Ltd.	3,381	116,983
Chesapeake Energy Corp.	1,789	40,521
Chevron Corp.	2,572	208,461
CNOOC Ltd. ADR	322	62,565
ConocoPhillips	3,139	180,273
CONSOL Energy, Inc.	624	23,063
Devon Energy Corp.	529	34,247
EnCana Corp.	1,314	39,722
EOG Resources, Inc.	728	67,682
EXCO Resources, Inc.	1,316	19,569
Exxon Mobil Corp.	4,055	250,558
Forest Oil Corp.(2)	488	14,494
Hess Corp.	828	48,951
Newfield Exploration Co.(2)	425	24,412
Noble Energy, Inc.	339	25,455
Occidental Petroleum Corp.	2,274	178,054
Peabody Energy Corp.	551	27,004
Petroleo Brasileiro SA-Petrobras ADR	1,445	52,410
Pioneer Natural Resources Co.	231	15,022
Range Resources Corp.	858	32,716
Repsol YPF SA ADR	2,094	53,879
Royal Dutch Shell plc, ADR	586	35,336
Southern Union Co.	1,471	35,392
Southwestern Energy Co.(2)	852	28,491
Spectra Energy Corp.	1,138	25,662
Suncor Energy, Inc.	2,716	88,406
Sunoco, Inc.	543	19,819
Talisman Energy, Inc.	2,373	41,504

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Total SA ADR	876	$ 45,202
Ultra Petroleum Corp.(2)	442	18,555
Williams Cos., Inc. (The)	2,670	51,024
		2,115,070
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	414	26,736
International Paper Co.	770	16,747
MeadWestvaco Corp.	286	6,973
		50,456
REAL ESTATE INVESTMENT TRUSTS (REITs)(3)
Weyerhaeuser Co.	891	14,042
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Noble Group Ltd.	28,290	40,657
TOTAL COMMON STOCKS
(Cost $3,789,100)		3,988,427
COMMODITY ETFs — 6.9%
iShares S&P GSCI Commodity-Indexed Trust(2)	38,406	1,152,564
PowerShares DB Commodity Index Tracking Fund(2)	25,636	618,084
TOTAL COMMODITY ETFs
(Cost $1,696,099)		1,770,648
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	$ 74,000	76,336
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 10/1/10(1)	50,000	53,363
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 10/1/10(1)	50,000	54,584
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	25,000	26,576
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 10/11/10(1)	25,000	25,368
Salomon Brothers Mortgage Securities VII, Inc., Series 2000 C3, Class A2, 6.59%, 12/18/33(1)	33,160	33,121
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $267,283)		269,348
CORPORATE BONDS — 0.8%
CONSUMER FINANCE — 0.1%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	30,000	30,896
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Windstream Corp., 7.875%, 11/1/17(1)	20,000	20,950
FOOD PRODUCTS — 0.1%
Tyson Foods, Inc., 7.35%, 4/1/16(1)	20,000	22,225
HOTELS, RESTAURANTS & LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	20,000	20,900
MEDIA — 0.1%
Virgin Media Finance plc, 9.125%, 8/15/16(1)	30,000	32,250
MULTI-UTILITIES — 0.1%
CMS Energy Corp., 8.75%, 6/15/19(1)	25,000	29,972

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.2%
Newfield Exploration Co., 6.875%, 2/1/20(1)	$ 20,000	$ 21,350
Peabody Energy Corp., 6.50%, 9/15/20(1)	30,000	32,437
		53,787
TOTAL CORPORATE BONDS
(Cost $204,522)		$210,980
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.2%
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.20%, 10/1/10	20,753	21,555
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/37	23,452	23,934
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,048)		45,489
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND FUTURES CONTRACTS — 26.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	2,908,306	2,908,306
U.S. Treasury Bills, 0.14%, 10/14/10(1)(5)	$ 1,000,000	999,965
U.S. Treasury Bills, 0.13%, 10/21/10(1)(5)	1,000,000	999,931
U.S. Treasury Bills, 0.13%, 10/28/10(1)(5)	2,000,000	1,999,810
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND FUTURES CONTRACTS
(Cost $6,907,989)		6,908,012
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $25,001,837)		25,402,171
OTHER ASSETS AND LIABILITIES — 1.3%		190,545
TOTAL NET ASSETS — 100.0%		$25,592,716

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3	U.S. Long Bond	December 2010	$401,156	$776

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
8	U.S. Treasury 2-Year Notes	December 2010	$1,755,875	$(2,143)

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,800	AUD for USD	HSBC Bank plc	10/29/10	$ 1,734	$ (136)
22,900	AUD for USD	Barclays Bank plc	10/29/10	22,065	(731)
34,700	CAD for USD	Deutsche Bank AG	10/29/10	33,709	(307)
50,200	CAD for USD	Barclays Bank plc	10/29/10	48,766	405
95,600	CAD for USD	Barclays Bank plc	10/29/10	92,870	174
3,100	CHF for USD	Westpac Banking Corp.	10/29/10	3,155	(195)
3,100	CHF for USD	Westpac Banking Corp.	10/29/10	3,155	(195)
5,900	CHF for USD	Westpac Banking Corp.	10/29/10	6,005	(169)
13,300	CHF for USD	HSBC Bank plc	10/29/10	13,537	(723)
55,300	CHF for USD	UBS AG	10/29/10	56,286	(4,211)
389,000	CZK for USD	Deutsche Bank AG	10/29/10	21,551	(971)
1,500	GBP for USD	HSBC Bank plc	10/29/10	2,356	(36)
8,800	GBP for USD	Deutsche Bank AG	10/29/10	13,822	22
25,800	GBP for USD	HSBC Bank plc	10/29/10	40,523	300
34,100	GBP for USD	Barclays Bank plc	10/29/10	53,559	(252)
2,748,000	HUF for USD	Deutsche Bank AG	10/29/10	13,520	(790)
318,000	JPY for USD	Barclays Bank plc	10/29/10	3,810	(103)
1,463,000	JPY for USD	UBS AG	10/29/10	17,529	(217)
12,707,000	JPY for USD	Barclays Bank plc	10/29/10	152,250	(4,821)
12,300	NOK for USD	Barclays Bank plc	10/29/10	2,089	(73)
20,800	NOK for USD	HSBC Bank plc	10/29/10	3,532	(181)
243,700	NOK for USD	Westpac Banking Corp.	10/29/10	41,382	(1,836)
352,700	NOK for USD	Deutsche Bank AG	10/29/10	59,891	(1,932)
21,000	NZD for USD	Barclays Bank plc	10/29/10	15,376	(91)
26,900	NZD for USD	HSBC Bank plc	10/29/10	19,696	(190)
68,000	PEN for USD	Barclays Bank plc	10/29/10	24,395	(135)
66,000	ZAR for USD	Deutsche Bank AG	10/29/10	9,430	(456)
				$775,993	$(17,850)
(Value on Settlement Date $758,143)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,600	AUD for USD	Westpac Banking Corp.	10/29/10	$ 3,469	$ 289
5,100	AUD for USD	HSBC Bank plc	10/29/10	4,914	476
26,100	AUD for USD	Westpac Banking Corp.	10/29/10	25,149	1,519
30,300	AUD for USD	HSBC Bank plc	10/29/10	29,196	1,756
42,000	AUD for USD	HSBC Bank plc	10/29/10	40,469	2,504
77,400	AUD for USD	UBS AG	10/29/10	74,579	5,568
82,000	AUD for USD	Deutsche Bank AG	10/29/10	79,011	5,166
149,100	AUD for USD	Barclays Bank plc	10/29/10	143,665	8,602
3,100	BRL for USD	Barclays Bank plc	10/29/10	1,822	92
6,900	BRL for USD	Barclays Bank plc	10/29/10	4,056	275
8,600	BRL for USD	Barclays Bank plc	10/29/10	5,056	377
9,500	BRL for USD	Westpac Banking Corp.	10/29/10	5,585	291
9,600	BRL for USD	Barclays Bank plc	10/29/10	5,643	258
10,000	BRL for USD	Barclays Bank plc	10/29/10	5,879	280
14,600	BRL for USD	Barclays Bank plc	10/29/10	8,583	79
25,300	BRL for USD	Barclays Bank plc	10/29/10	14,873	723
30,800	BRL for USD	Barclays Bank plc	10/29/10	18,106	902
34,900	BRL for USD	Barclays Bank plc	10/29/10	20,516	1,380
106,200	BRL for USD	Barclays Bank plc	10/29/10	62,431	3,194
2,200	CAD for USD	Westpac Banking Corp.	10/29/10	2,137	47
15,300	CAD for USD	Westpac Banking Corp.	10/29/10	14,863	345
18,500	CAD for USD	HSBC Bank plc	10/29/10	17,972	(208)
19,000	CAD for USD	Barclays Bank plc	10/29/10	18,457	(26)

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
22,800	CAD for USD	HSBC Bank plc	10/29/10	$ 22,149	$ 93
24,200	CAD for USD	HSBC Bank plc	10/29/10	23,509	(30)
24,900	CAD for USD	HSBC Bank plc	10/29/10	24,189	367
29,500	CAD for USD	UBS AG	10/29/10	28,657	590
30,000	CAD for USD	Westpac Banking Corp.	10/29/10	29,143	299
31,200	CAD for USD	HSBC Bank plc	10/29/10	30,309	709
36,100	CAD for USD	Westpac Banking Corp.	10/29/10	35,069	783
238,200	CAD for USD	HSBC Bank plc	10/29/10	231,397	(991)
600,600	CAD for USD	HSBC Bank plc	10/29/10	583,447	3,571
24,600	CHF for USD	HSBC Bank plc	10/29/10	25,039	1,538
27,800	CHF for USD	Barclays Bank plc	10/29/10	28,296	1,916
44,300	CHF for USD	Barclays Bank plc	10/29/10	45,090	1,413
850,001	CLP for USD	Barclays Bank plc	10/29/10	1,756	153
1,125,001	CLP for USD	Barclays Bank plc	10/29/10	2,324	137
1,138,001	CLP for USD	Barclays Bank plc	10/29/10	2,351	95
1,181,999	CLP for USD	Barclays Bank plc	10/29/10	2,442	99
2,191,998	CLP for USD	Barclays Bank plc	10/29/10	4,528	313
3,152,002	CLP for USD	Barclays Bank plc	10/29/10	6,511	358
5,860,000	CLP for USD	Barclays Bank plc	10/29/10	12,105	748
12,986,000	CLP for USD	Barclays Bank plc	10/29/10	26,825	1,711
53,000	CNY for USD	HSBC Bank plc	10/29/10	7,942	144
72,000	CNY for USD	HSBC Bank plc	10/29/10	10,789	158
76,000	CNY for USD	HSBC Bank plc	10/29/10	11,388	15
79,000	CNY for USD	HSBC Bank plc	10/29/10	11,838	(12)
92,000	CNY for USD	HSBC Bank plc	10/29/10	13,786	24
115,000	CNY for USD	HSBC Bank plc	10/29/10	17,232	283
188,000	CNY for USD	HSBC Bank plc	10/29/10	28,171	457
208,000	CNY for USD	HSBC Bank plc	10/29/10	31,168	289
209,000	CNY for USD	HSBC Bank plc	10/29/10	31,318	406
269,000	CNY for USD	HSBC Bank plc	10/29/10	40,309	474
296,000	CNY for USD	HSBC Bank plc	10/29/10	44,354	742
579,000	CNY for USD	HSBC Bank plc	10/29/10	86,761	1,198
1,833,000	CNY for USD	HSBC Bank plc	10/29/10	274,667	3,674
3,556,000	CNY for USD	HSBC Bank plc	10/29/10	532,852	6,754
2,037,994	COP for USD	Barclays Bank plc	10/29/10	1,131	44
3,715,995	COP for USD	Barclays Bank plc	10/29/10	2,063	15
5,365,997	COP for USD	Barclays Bank plc	10/29/10	2,979	101
14,274,006	COP for USD	Barclays Bank plc	10/29/10	7,924	145
31,441,007	COP for USD	Barclays Bank plc	10/29/10	17,453	504
1,500	EUR for USD	Westpac Banking Corp.	10/29/10	2,045	121
3,300	EUR for USD	HSBC Bank plc	10/29/10	4,498	293
5,500	EUR for USD	HSBC Bank plc	10/29/10	7,497	412
7,600	EUR for USD	HSBC Bank plc	10/29/10	10,359	604
8,100	EUR for USD	Barclays Bank plc	10/29/10	11,040	776
8,100	EUR for USD	Westpac Banking Corp.	10/29/10	11,040	610
8,600	EUR for USD	HSBC Bank plc	10/29/10	11,722	676
14,500	EUR for USD	Westpac Banking Corp.	10/29/10	19,764	1,414
17,600	EUR for USD	Barclays Bank plc	10/29/10	23,989	882
19,000	EUR for USD	HSBC Bank plc	10/29/10	25,897	812
20,300	EUR for USD	Westpac Banking Corp.	10/29/10	27,669	1,525
21,500	EUR for USD	UBS AG	10/29/10	29,305	1,744
23,800	EUR for USD	Westpac Banking Corp.	10/29/10	32,439	2,220
25,800	EUR for USD	Deutsche Bank AG	10/29/10	35,165	1,412
28,400	EUR for USD	Barclays Bank plc	10/29/10	38,709	1,395
49,700	EUR for USD	HSBC Bank plc	10/29/10	67,741	3,803
52,700	EUR for USD	Barclays Bank plc	10/29/10	71,830	2,881
54,300	EUR for USD	HSBC Bank plc	10/29/10	74,011	3,763

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
165,600	EUR for USD	HSBC Bank plc	10/29/10	$ 225,713	$ 7,228
341,700	EUR for USD	Barclays Bank plc	10/29/10	465,737	21,478
600	GBP for USD	Westpac Banking Corp.	10/29/10	942	19
800	GBP for USD	HSBC Bank plc	10/29/10	1,257	16
1,900	GBP for USD	Barclays Bank plc	10/29/10	2,984	38
2,200	GBP for USD	Westpac Banking Corp.	10/29/10	3,455	67
3,500	GBP for USD	Westpac Banking Corp.	10/29/10	5,497	93
3,700	GBP for USD	UBS AG	10/29/10	5,811	93
6,800	GBP for USD	Westpac Banking Corp.	10/29/10	10,680	211
8,000	GBP for USD	HSBC Bank plc	10/29/10	12,565	(76)
8,200	GBP for USD	HSBC Bank plc	10/29/10	12,879	356
8,700	GBP for USD	Westpac Banking Corp.	10/29/10	13,665	164
13,400	GBP for USD	Barclays Bank plc	10/29/10	21,047	(208)
50,000	GBP for USD	HSBC Bank plc	10/29/10	78,533	(1,124)
130,400	GBP for USD	HSBC Bank plc	10/29/10	204,813	2,352
18,200	HKD for USD	Westpac Banking Corp.	10/29/10	2,346	3
22,000	HKD for USD	Westpac Banking Corp.	10/29/10	2,836	1
22,900	HKD for USD	Westpac Banking Corp.	10/29/10	2,952	–
24,200	HKD for USD	Westpac Banking Corp.	10/29/10	3,119	3
24,500	HKD for USD	Westpac Banking Corp.	10/29/10	3,158	7
28,400	HKD for USD	Westpac Banking Corp.	10/29/10	3,661	1
47,400	HKD for USD	Westpac Banking Corp.	10/29/10	6,110	2
150,000	HKD for USD	Westpac Banking Corp.	10/29/10	19,335	2
280,000	HKD for USD	Westpac Banking Corp.	10/29/10	36,091	9
12,569,965	IDR for USD	UBS AG	10/29/10	1,407	2
15,926,996	IDR for USD	UBS AG	10/29/10	1,783	46
20,562,023	IDR for USD	UBS AG	10/29/10	2,302	7
25,544,011	IDR for USD	UBS AG	10/29/10	2,859	16
27,476,008	IDR for USD	UBS AG	10/29/10	3,076	31
27,863,966	IDR for USD	UBS AG	10/29/10	3,119	27
42,877,992	IDR for USD	UBS AG	10/29/10	4,800	97
131,319,018	IDR for USD	UBS AG	10/29/10	14,700	102
146,307,004	IDR for USD	UBS AG	10/29/10	16,378	128
251,402,986	IDR for USD	UBS AG	10/29/10	28,142	507
3,900	ILS for USD	UBS AG	10/29/10	1,070	14
8,200	ILS for USD	UBS AG	10/29/10	2,250	126
9,600	ILS for USD	UBS AG	10/29/10	2,634	89
10,600	ILS for USD	UBS AG	10/29/10	2,909	128
10,800	ILS for USD	UBS AG	10/29/10	2,964	114
10,900	ILS for USD	UBS AG	10/29/10	2,991	86
11,000	ILS for USD	UBS AG	10/29/10	3,018	118
21,700	ILS for USD	UBS AG	10/29/10	5,955	295
62,300	ILS for USD	UBS AG	10/29/10	17,096	594
127,400	ILS for USD	UBS AG	10/29/10	34,959	1,582
89,000	INR for USD	UBS AG	10/29/10	1,974	25
131,000	INR for USD	UBS AG	10/29/10	2,906	168
173,000	INR for USD	UBS AG	10/29/10	3,838	119
225,000	INR for USD	UBS AG	10/29/10	4,992	185
228,000	INR for USD	UBS AG	10/29/10	5,058	163
249,000	INR for USD	UBS AG	10/29/10	5,524	250
349,000	INR for USD	UBS AG	10/29/10	7,742	400
1,134,000	INR for USD	UBS AG	10/29/10	25,157	834
1,394,000	INR for USD	UBS AG	10/29/10	30,925	1,174
2,059,000	INR for USD	UBS AG	10/29/10	45,678	2,030
229,000	ISK for USD	Deutsche Bank AG	10/29/10	2,014	66
42,000	JPY for USD	Westpac Banking Corp.	10/29/10	503	1

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
108,000	JPY for USD	Westpac Banking Corp.	10/29/10	$ 1,294	$ 11
586,000	JPY for USD	HSBC Bank plc	10/29/10	7,021	196
937,000	JPY for USD	Deutsche Bank AG	10/29/10	11,227	303
958,000	JPY for USD	Westpac Banking Corp.	10/29/10	11,478	475
2,764,000	JPY for USD	HSBC Bank plc	10/29/10	33,117	728
4,578,000	JPY for USD	HSBC Bank plc	10/29/10	54,852	2,346
6,109,000	JPY for USD	HSBC Bank plc	10/29/10	73,195	1,943
11,714,079	JPY for USD	Westpac Banking Corp.	10/29/10	140,353	6,343
4,277,998	KRW for USD	HSBC Bank plc	10/29/10	3,753	52
4,734,995	KRW for USD	HSBC Bank plc	10/29/10	4,154	33
7,948,997	KRW for USD	HSBC Bank plc	10/29/10	6,974	445
8,899,000	KRW for USD	HSBC Bank plc	10/29/10	7,807	272
9,580,004	KRW for USD	HSBC Bank plc	10/29/10	8,405	139
9,773,001	KRW for USD	HSBC Bank plc	10/29/10	8,574	306
9,988,003	KRW for USD	HSBC Bank plc	10/29/10	8,763	149
10,329,006	KRW for USD	HSBC Bank plc	10/29/10	9,062	404
20,396,005	KRW for USD	HSBC Bank plc	10/29/10	17,894	757
58,654,996	KRW for USD	HSBC Bank plc	10/29/10	51,459	1,348
119,728,999	KRW for USD	HSBC Bank plc	10/29/10	105,041	3,515
73,000	MXN for USD	Barclays Bank plc	10/29/10	5,782	168
106,000	MXN for USD	Barclays Bank plc	10/29/10	8,395	68
136,000	MXN for USD	Barclays Bank plc	10/29/10	10,771	176
154,000	MXN for USD	Barclays Bank plc	10/29/10	12,197	244
179,000	MXN for USD	Barclays Bank plc	10/29/10	14,177	194
287,000	MXN for USD	Barclays Bank plc	10/29/10	22,730	293
293,000	MXN for USD	Barclays Bank plc	10/29/10	23,206	743
328,000	MXN for USD	Barclays Bank plc	10/29/10	25,978	976
355,000	MXN for USD	Barclays Bank plc	10/29/10	28,116	35
589,000	MXN for USD	Barclays Bank plc	10/29/10	46,649	723
1,613,000	MXN for USD	Barclays Bank plc	10/29/10	127,750	751
3,645,000	MXN for USD	Barclays Bank plc	10/29/10	288,685	2,556
10,500	MYR for USD	Westpac Banking Corp.	10/29/10	3,401	153
13,700	MYR for USD	Westpac Banking Corp.	10/29/10	4,437	81
14,700	MYR for USD	Westpac Banking Corp.	10/29/10	4,761	2
15,000	MYR for USD	Westpac Banking Corp.	10/29/10	4,858	78
16,500	MYR for USD	Westpac Banking Corp.	10/29/10	5,344	101
27,700	MYR for USD	Westpac Banking Corp.	10/29/10	8,972	326
58,900	MYR for USD	Westpac Banking Corp.	10/29/10	19,077	497
83,500	MYR for USD	Westpac Banking Corp.	10/29/10	27,045	754
162,900	MYR for USD	Westpac Banking Corp.	10/29/10	52,763	1,742
8,000	NOK for USD	Westpac Banking Corp.	10/29/10	1,358	92
40,900	NOK for USD	HSBC Bank plc	10/29/10	6,945	113
99,000	NOK for USD	Barclays Bank plc	10/29/10	16,811	366
137,400	NOK for USD	HSBC Bank plc	10/29/10	23,331	604
138,600	NOK for USD	Deutsche Bank AG	10/29/10	23,535	1,158
5,100	NZD for USD	Westpac Banking Corp.	10/29/10	3,734	61
5,600	NZD for USD	HSBC Bank plc	10/29/10	4,100	63
6,700	NZD for USD	Barclays Bank plc	10/29/10	4,906	69
8,900	NZD for USD	HSBC Bank plc	10/29/10	6,517	211
21,600	NZD for USD	Westpac Banking Corp.	10/29/10	15,816	438
46,600	NZD for USD	HSBC Bank plc	10/29/10	34,121	129
119,900	NZD for USD	Deutsche Bank AG	10/29/10	87,791	1,916
139,000	NZD for USD	Westpac Banking Corp.	10/29/10	101,776	288
50,000	PHP for USD	Westpac Banking Corp.	10/29/10	1,138	68
61,000	PHP for USD	Westpac Banking Corp.	10/29/10	1,388	31
94,000	PHP for USD	Westpac Banking Corp.	10/29/10	2,139	67
96,000	PHP for USD	Westpac Banking Corp.	10/29/10	2,184	60

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
97,000	PHP for USD	Westpac Banking Corp.	10/29/10	$ 2,207	$ (1)
133,000	PHP for USD	Westpac Banking Corp.	10/29/10	3,026	155
404,000	PHP for USD	Westpac Banking Corp.	10/29/10	9,191	514
718,000	PHP for USD	Westpac Banking Corp.	10/29/10	16,335	520
778,000	PHP for USD	Westpac Banking Corp.	10/29/10	17,700	845
12,000	PLN for USD	Deutsche Bank AG	10/29/10	4,120	192
47,000	RUB for USD	UBS AG	10/29/10	1,537	23
83,000	RUB for USD	UBS AG	10/29/10	2,713	8
105,000	RUB for USD	UBS AG	10/29/10	3,433	(77)
106,000	RUB for USD	UBS AG	10/29/10	3,465	1
109,000	RUB for USD	UBS AG	10/29/10	3,563	24
117,000	RUB for USD	UBS AG	10/29/10	3,825	(37)
125,000	RUB for USD	UBS AG	10/29/10	4,087	63
215,000	RUB for USD	UBS AG	10/29/10	7,029	(27)
626,000	RUB for USD	UBS AG	10/29/10	20,465	(390)
1,275,000	RUB for USD	UBS AG	10/29/10	41,683	(206)
8,600	SEK for USD	Westpac Banking Corp.	10/29/10	1,275	109
13,700	SEK for USD	HSBC Bank plc	10/29/10	2,031	117
19,000	SEK for USD	Deutsche Bank AG	10/29/10	2,817	179
49,700	SEK for USD	HSBC Bank plc	10/29/10	7,369	565
61,600	SEK for USD	HSBC Bank plc	10/29/10	9,133	454
107,700	SEK for USD	Deutsche Bank AG	10/29/10	15,968	1,206
247,900	SEK for USD	Barclays Bank plc	10/29/10	36,754	2,106
352,600	SEK for USD	Westpac Banking Corp.	10/29/10	52,277	3,678
661,100	SEK for USD	Barclays Bank plc	10/29/10	98,016	4,249
4,900	SGD for USD	HSBC Bank plc	10/29/10	3,725	159
5,900	SGD for USD	HSBC Bank plc	10/29/10	4,486	107
12,600	SGD for USD	HSBC Bank plc	10/29/10	9,580	338
36,900	SGD for USD	HSBC Bank plc	10/29/10	28,055	773
74,900	SGD for USD	HSBC Bank plc	10/29/10	56,947	1,903
72,000	THB for USD	Westpac Banking Corp.	10/29/10	2,371	22
81,000	THB for USD	Westpac Banking Corp.	10/29/10	2,667	163
104,000	THB for USD	Westpac Banking Corp.	10/29/10	3,425	197
121,000	THB for USD	Westpac Banking Corp.	10/29/10	3,985	150
123,000	THB for USD	Westpac Banking Corp.	10/29/10	4,050	129
212,000	THB for USD	Westpac Banking Corp.	10/29/10	6,981	411
581,000	THB for USD	Westpac Banking Corp.	10/29/10	19,133	961
668,000	THB for USD	Westpac Banking Corp.	10/29/10	21,998	1,238
1,258,000	THB for USD	Westpac Banking Corp.	10/29/10	41,427	2,346
23,000	TRY for USD	Deutsche Bank AG	11/1/10	15,823	711
76,000	TWD for USD	HSBC Bank plc	10/29/10	2,441	26
91,000	TWD for USD	HSBC Bank plc	10/29/10	2,922	16
148,000	TWD for USD	HSBC Bank plc	10/29/10	4,753	136
150,000	TWD for USD	HSBC Bank plc	10/29/10	4,817	93
174,000	TWD for USD	HSBC Bank plc	10/29/10	5,588	83
192,000	TWD for USD	HSBC Bank plc	10/29/10	6,166	132
199,000	TWD for USD	HSBC Bank plc	10/29/10	6,390	156
256,000	TWD for USD	HSBC Bank plc	10/29/10	8,221	150
371,000	TWD for USD	HSBC Bank plc	10/29/10	11,914	285
1,170,000	TWD for USD	HSBC Bank plc	10/29/10	37,572	646
2,213,000	TWD for USD	HSBC Bank plc	10/29/10	71,066	1,431
				$7,289,950	$191,970
(Value on Settlement Date $7,097,980)

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DB	-	Deutsche Bank
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security, or a portion thereof, has been segregated for forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $10,223,000.

(2)	Non-income producing.
(3)	Industry is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$12,209,267	–
Domestic Common Stocks	$2,244,104	–	–
Foreign Common Stocks	1,260,778	483,545	–
Commodity ETFs	1,770,648	–	–
Commercial Mortgage-Backed Securities	–	269,348	–
Corporate Bonds	–	210,980	–
Collateralized Mortgage Obligations	–	45,489	–
Temporary Cash Investments	2,908,306	3,999,706	–
Total Value of Investment Securities	$8,183,836	$17,218,335	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$174,120	–
Futures Contracts	$(1,367)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(1,367)	$174,120	–

Strategic Inflation Opportunities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,016,998
Gross tax appreciation of investments	$ 439,690
Gross tax depreciation of investments	(54,517)
Net tax appreciation (depreciation) of investments	$ 385,173

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

September 30, 2010

Utilities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.9%
COAL & CONSUMABLE FUELS—0.5%
Arch Coal, Inc.	47,700	$ 1,274,067
COMMUNICATIONS EQUIPMENT—1.4%
QUALCOMM, Inc.	75,800	3,420,096
ELECTRIC UTILITIES—26.0%
Allegheny Energy, Inc.	52,700	1,292,204
American Electric Power Co., Inc.	184,440	6,682,261
Duke Energy Corp.	209,604	3,712,087
E.ON AG ADR	39,800	1,175,294
Edison International	219,900	7,562,361
EDP- Energias de Portugal SA	520,200	1,782,835
EDP- Energias de Portugal SA ADR	3,300	112,761
Entergy Corp.	65,500	5,012,715
Exelon Corp.	128,500	5,471,530
FirstEnergy Corp.	105,300	4,058,262
Iberdrola SA	314,288	2,417,761
Iberdrola SA ADR	1,410	43,230
NextEra Energy, Inc.	135,900	7,391,601
PPL Corp.	189,400	5,157,362
Progress Energy, Inc.	88,000	3,908,960
Southern Co.	200,700	7,474,068
UniSource Energy Corp.	57,300	1,915,539
		65,170,831
GAS UTILITIES—17.2%
AGL Resources, Inc.	124,700	4,783,492
Atmos Energy Corp.	67,400	1,971,450
Energen Corp.	98,000	4,480,560
Laclede Group, Inc. (The)	81,800	2,815,556
National Fuel Gas Co.	109,300	5,662,833
Nicor, Inc.	130,900	5,997,838
Northwest Natural Gas Co.	58,100	2,756,845
ONEOK, Inc.	137,800	6,206,512
Questar Corp.	82,000	1,437,460
Southwest Gas Corp.	48,700	1,635,833
UGI Corp.	185,500	5,307,155
		43,055,534
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
Constellation Energy Group, Inc.	83,100	2,679,144
NRG Energy, Inc.(1)	28,000	582,960
		3,262,104
INTEGRATED TELECOMMUNICATION SERVICES—19.9%
AT&T, Inc.	424,316	12,135,438
BCE, Inc.	56,800	1,846,000
CenturyLink, Inc.	204,254	8,059,863
France Telecom SA ADR	90,400	1,946,312
Frontier Communications Corp.	79,572	650,103
Koninklijke KPN NV	168,400	2,604,486
Qwest Communications International, Inc.	829,600	5,201,592
Telefonica SA ADR	20,000	1,483,000
Verizon Communications, Inc.	323,299	10,536,315

Utilities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Shares	Value

Windstream Corp.	438,700	$ 5,391,623
		49,854,732
MULTI-UTILITIES—24.2%
Alliant Energy Corp.	35,400	1,286,790
CenterPoint Energy, Inc.	432,800	6,803,616
CMS Energy Corp.	179,100	3,227,382
Consolidated Edison, Inc.	115,600	5,574,232
Dominion Resources, Inc.	147,712	6,449,106
DTE Energy Co.	97,200	4,464,396
MDU Resources Group, Inc.	121,000	2,413,950
NSTAR	113,642	4,471,813
PG&E Corp.	166,200	7,548,804
Public Service Enterprise Group, Inc.	253,400	8,382,472
SCANA Corp.	50,200	2,024,064
Sempra Energy	49,100	2,641,580
Wisconsin Energy Corp.	21,300	1,231,140
Xcel Energy, Inc.	180,400	4,143,788
		60,663,133
OIL & GAS EXPLORATION & PRODUCTION—0.8%
QEP Resources, Inc.	65,900	1,986,226
OIL & GAS STORAGE & TRANSPORTATION—2.8%
El Paso Corp.	336,100	4,160,918
Williams Cos., Inc. (The)	155,900	2,979,249
		7,140,167
WIRELESS TELECOMMUNICATION SERVICES—3.8%
America Movil SAB de CV, Series L ADR	62,000	3,306,460
Sprint Nextel Corp.(1)	903,042	4,181,084
Vodafone Group plc ADR	83,000	2,059,230
		9,546,774
TOTAL COMMON STOCKS
(Cost $210,309,659)		245,373,664
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	38,878	38,878
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $3,466,292), in a joint trading account at 0.10%, dated 9/30/10, due 10/1/10 (Delivery value $3,400,009)		3,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,438,878)		3,438,878
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $213,748,537)		248,812,542
OTHER ASSETS AND LIABILITIES — 0.7%		1,862,790
TOTAL NET ASSETS — 100.0%		$250,675,332

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1) Non-income producing.

Utilities – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$226,596,295	–	–
Foreign Common Stocks	11,972,287	$ 6,805,082	–
Temporary Cash Investments	38,878	3,400,000	–
Total Value of Investment Securities	$238,607,460	$10,205,082	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$214,415,106
Gross tax appreciation of investments	$ 44,192,962
Gross tax depreciation of investments	(9,795,526)
Net tax appreciation (depreciation) of investments	$ 34,397,436

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2010